UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2008

Item 1. Reports to Stockholders

Fidelity®

Strategic Real Return

Fund

Annual Report

September 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelies") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of Strategic Real Return's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2008	Past 1 year	Life of classA
Strategic Real Return	-3.73%	1.86%

A From September 7, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Real Return, a class of the fund, on September 7, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. TIPS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Derek Young and Joanna Bewick, Lead Co-Managers of Fidelity® Strategic Real Return Fund

Investors' once-healthy appetite for risk ground to a virtual standstill during the 12 months ending September 30, 2008, as fallout from the subprime mortgage crisis permeated credit markets worldwide. In turn, as bond investors shunned risk, they moved into higher-quality debt instruments, particularly those with explicit or implicit government guarantees. The benchmark indexes for Fidelity Strategic Real Return Fund's component asset classes reflected this trend. The Lehman Brothers® U.S. Treasury Inflation-Protected Securities (TIPS) Index rose 6.20% in response to rising inflation expectations and growing demand for high-quality debt. Meanwhile, as global economic growth began to slow, demand for commodities reversed course, sending the Dow Jones-AIG Commodity Index Total Return - with exposure to a variety of commodities, including those related to energy - lower with a -3.66% result. Tighter credit continued to choke off demand for floating-rate bank debt, and the Standard & Poor's® (S&P®)/LSTA Leveraged Performing Loan Index returned -7.94%. Housing-related securities also remained hamstrung by risk-averse investors, with the Dow Jones Wilshire Real Estate Securities IndexSM and the Merrill Lynch® U.S. Real Estate Corporate Bond Index posting disappointing marks of -12.86% and -4.86%, respectively.

During the 12-month span, the fund's Retail Class shares returned -3.73%, compared with a -2.28% return for the Fidelity Strategic Real Return Composite Index and a 6.20% gain for the Lehman Brothers U.S. TIPS index. Although asset allocation among the fund's individual asset classes was a solid positive, the fund underperformed the Composite index mostly due to unproductive security selection in the commodity-linked notes and inflation-protected securities subportfolios. Each of these sleeves underperformed because of its small investment in the Fidelity Ultra-Short Central Fund - an internal pool of short-term assets that had exposure to weak subprime mortgage-related securities. Our exposure to Ultra-Short Central Fund was liquidated early last spring, and the proceeds were left in cash, which helped. Meanwhile, the fund's investment in floating-rate bank loans - primarily through Fidelity Floating Rate Central Fund - outperformed, mainly due to astute industry positioning, although its overweighting helped as well. In real estate, the worst-performing area of the Composite index, the equity-related subportfolio added value mainly due to its average underweighting, while the fixed-income sleeve outperformed, mostly from favorable security selection.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 to September 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period* April 1, 2008 to September 30, 2008
Class A	1.01%
Actual		$ 1,000.00	$ 937.30	$ 4.89
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.10
Class T	1.02%
Actual		$ 1,000.00	$ 935.90	$ 4.94
HypotheticalA		$ 1,000.00	$ 1,019.90	$ 5.15
Class B	1.74%
Actual		$ 1,000.00	$ 933.90	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.30	$ 8.77
Class C	1.81%
Actual		$ 1,000.00	$ 933.00	$ 8.75
HypotheticalA		$ 1,000.00	$ 1,015.95	$ 9.12
Strategic Real Return	.73%
Actual		$ 1,000.00	$ 938.20	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.35	$ 3.69
Institutional Class	.75%
Actual		$ 1,000.00	$ 937.50	$ 3.63
HypotheticalA		$ 1,000.00	$ 1,021.25	$ 3.79

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Holdings Distribution (% of fund's net assets)
	As of September 30, 2008	As of March 31, 2008
Commodity-Linked Notes and Related Investments *	22.3%	22.4%
Inflation-Protected Securities and Related Investments	27.7%	29.6%†
Floating Rate High Yield	24.0%	23.9%
Real Estate Investments	22.6%	19.2%
Cash & Cash Equivalents	3.1%	4.1%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-AIG Commodity Index Total Return (DJ-AIGCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio may include a related investment in the Fidelity Ultra-Short Central Fund and other cash equivalents to match the cash component of the DJ-AIGCITR. The value of commodity-linked notes will change directly based on the performance of the index.

† Includes Fidelity Ultra-Short Central Fund held in connection with derivative instruments.

Quality Diversification (% of fund's net assets)
As of September 30, 2008 *	As of March 31, 2008 **
U.S. Government and U.S. Government Agency Obligations 29.0%	U.S. Government and U.S. Government Agency Obligations 27.8%
AAA 1.2%	AAA 3.1%
AA 1.0%	AA 0.5%
A 0.4%	A 1.9%
BBB 2.6%	BBB 4.5%
BB and Below 21.8%	BB and Below 22.4%
Structured Notes (including Commodity- Linked Notes) 6.5%	Structured Notes (including Commodity- Linked Notes) 9.5%
Not Rated 2.7%	Not Rated 3.3%
Equities 14.7%	Equities 13.9%
Short-Term Investments and Net Other Assets 20.1%	Short-Term Investments and Net Other Assets 13.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of September 30, 2008 *	As of March 31, 2008 **
Stocks 14.7%	Stocks 13.9%
U.S. Government and U.S. Government Agency Obligations 29.0%	U.S. Government and U.S. Government Agency Obligations 27.8%
Corporate Bonds 5.0%	Corporate Bonds 5.8%
Asset-Backed Securities 1.0%	Asset-Backed Securities 4.0%
Structured Notes (including Commodity- Linked Notes 6.5%	Structured Notes (including Commodity- Linked Notes 9.5%
Floating Rate Loans 21.9%	Floating Rate Loans 21.7%
CMOs and Other Mortgage Related Securities 1.5%	CMOs and Other Mortgage Related Securities 3.9%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets 20.1%	Short-Term Investments and Net Other Assets 13.1%

* Foreign investments	2.2%	** Foreign investments	5.7%
* Futures and Swaps	1.9%	** Futures and Swaps	2.4%
* U.S. Treasury Inflation-Indexed Securities	29.6%	** U.S. Treasury Inflation-Indexed Securities	29.9%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments September 30, 2008

Showing Percentage of Net Assets

Corporate Bonds - 3.7%
		Principal Amount (c)	Value
Convertible Bonds - 0.5%
FINANCIALS - 0.5%
Real Estate Investment Trusts - 0.4%
Anthracite Capital, Inc. 11.75% 9/1/27 (d)		$ 2,200,000	$ 1,582,460
BioMed Realty LP 4.5% 10/1/26 (d)		3,000,000	2,743,200
Brandywine Operating Partnership LP 3.875% 10/15/26		1,700,000	1,481,014
CapitalSource, Inc. 7.25% 7/15/37		1,200,000	885,000
CapLease, Inc. 7.5% 10/1/27 (d)		5,000,000	4,250,500
Health Care REIT, Inc. 4.75% 7/15/27		1,000,000	1,100,108
Hospitality Properties Trust 3.8% 3/15/27		1,900,000	1,465,470
Lexington Master Ltd. Partnership 5.45% 1/15/27 (d)		3,650,000	3,380,813
MPT Operating Partnership LP 9.25% 4/1/13 (d)		3,000,000	2,916,692
PREIT Associates LP 4% 6/1/12 (d)		2,450,000	1,594,117
ProLogis Trust 1.875% 11/15/37		3,900,000	2,725,086
SL Green Realty Corp. 3% 3/30/27 (d)		700,000	505,548
Washington (REIT) 3.875% 9/15/26		750,000	688,575
			25,318,583
Real Estate Management & Development - 0.1%
First Potomac Realty Investment LP 4% 12/15/11 (d)		2,000,000	1,626,000
Forest City Enterprises, Inc. 3.625% 10/15/11		1,700,000	1,287,750
Kilroy Realty LP 3.25% 4/15/12 (d)		2,000,000	1,541,000
			4,454,750
TOTAL FINANCIALS			29,773,333
Nonconvertible Bonds - 3.2%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
FelCor Lodging LP 9% 6/1/11 (f)		1,500,000	1,290,000
Host Marriott LP 7% 8/15/12		1,800,000	1,629,000
Landry's Restaurants, Inc. 9.5% 12/15/14		1,700,000	1,564,000
Times Square Hotel Trust 8.528% 8/1/26 (d)		886,835	886,835
			5,369,835
Household Durables - 0.5%
D.R. Horton, Inc.:
5.375% 6/15/12		2,000,000	1,660,000
6.5% 4/15/16		1,000,000	760,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		400,000	344,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
K. Hovnanian Enterprises, Inc.: - continued
6.25% 1/15/15		$ 1,250,000	$ 718,750
6.25% 1/15/16		700,000	420,000
7.5% 5/15/16		500,000	292,500
7.75% 5/15/13		5,800,000	3,277,000
KB Home:
5.875% 1/15/15		1,500,000	1,170,000
6.25% 6/15/15		5,100,000	4,156,500
Kimball Hill, Inc. 10.5% 12/15/12 (b)		4,445,000	111,125
Lennar Corp.:
5.5% 9/1/14		4,000,000	2,600,000
5.95% 10/17/11		1,000,000	770,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	2,507,500
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	2,590,000
Ryland Group, Inc. 6.875% 6/15/13		1,000,000	835,000
Stanley-Martin Communities LLC 9.75% 8/15/15		6,300,000	2,205,000
Toll Brothers, Inc. 8.25% 2/1/11		1,500,000	1,447,500
			25,864,875
TOTAL CONSUMER DISCRETIONARY			31,234,710
FINANCIALS - 2.5%
Diversified Financial Services - 0.0%
Sunwest Management, Inc. 8.385% 6/9/10 (f)		3,175,000	2,355,850
Real Estate Investment Trusts - 2.2%
AMB Property LP:
3.5% 3/1/09		3,000,000	2,961,579
6.3% 6/1/13		1,000,000	926,311
Arden Realty LP 5.2% 9/1/11		500,000	480,242
AvalonBay Communities, Inc.:
4.95% 3/15/13		1,500,000	1,385,852
5.5% 1/15/12		1,000,000	934,427
Brandywine Operating Partnership LP:
4.5% 11/1/09		840,000	807,037
5.75% 4/1/12		1,000,000	923,501
6% 4/1/16		1,000,000	851,323
BRE Properties, Inc. 5.75% 9/1/09		4,500,000	4,427,294
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust:
4.375% 1/15/10		$ 1,000,000	$ 969,353
4.7% 7/15/09		2,500,000	2,448,715
Colonial Properties Trust 6.875% 8/15/12		1,000,000	976,971
Colonial Realty LP 6.05% 9/1/16		1,000,000	843,466
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		400,000	343,442
Developers Diversified Realty Corp.:
3.875% 1/30/09		2,000,000	1,967,998
4.625% 8/1/10		1,000,000	951,117
5.375% 10/15/12		500,000	448,508
Duke Realty LP:
5.625% 8/15/11		680,000	644,290
7.75% 11/15/09		1,000,000	1,002,145
Equity One, Inc.:
6% 9/15/16		1,000,000	841,959
6.25% 1/15/17		1,000,000	819,296
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	665,736
6% 3/1/15		1,500,000	1,272,597
6% 1/30/17		1,000,000	799,416
6.3% 9/15/16		4,500,000	3,696,125
Health Care REIT, Inc. 6.2% 6/1/16		2,250,000	1,979,019
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	433,166
8.125% 5/1/11		2,608,000	2,687,127
Highwoods/Forsyth LP 5.85% 3/15/17		2,000,000	1,600,000
HMB Capital Trust V 6.4188% 12/15/36 (b)(d)(f)		4,300,000	43,000
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,109,465
6.7% 1/15/18		1,000,000	761,204
6.75% 2/15/13		1,250,000	1,139,910
Host Hotels & Resorts LP 6.875% 11/1/14		2,000,000	1,720,000
HRPT Properties Trust:
3.4188% 3/16/11 (f)		2,000,000	1,816,502
6.5% 1/15/13		1,000,000	932,094
iStar Financial, Inc.:
3.1588% 9/15/09 (f)		1,000,000	722,019
3.1644% 3/9/10 (f)		1,500,000	997,799
3.3688% 3/16/09 (f)		1,000,000	832,463
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc.: - continued
5.125% 4/1/11		$ 3,250,000	$ 1,657,500
5.375% 4/15/10		1,500,000	900,000
5.7% 3/1/14		4,000,000	1,960,000
5.8% 3/15/11		8,710,000	4,442,100
Kimco Realty Corp. 6.875% 2/10/09		3,000,000	2,997,039
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	1,862,860
Nationwide Health Properties, Inc.:
6.25% 2/1/13		2,000,000	1,994,298
6.5% 7/15/11		4,000,000	4,122,676
Omega Healthcare Investors, Inc.:
7% 4/1/14		3,800,000	3,496,000
7% 1/15/16		1,658,000	1,492,200
Reckson Operating Partnership LP 7.75% 3/15/09		1,000,000	988,074
Rouse Co.:
3.625% 3/15/09		1,000,000	770,000
5.375% 11/26/13		2,650,000	1,616,500
7.2% 9/15/12		1,000,000	710,000
8% 4/30/09		3,000,000	2,640,000
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)		10,900,000	7,412,000
Senior Housing Properties Trust 8.625% 1/15/12		6,550,000	6,550,000
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		3,000,000	2,970,582
7.75% 2/22/11		1,000,000	1,045,146
Simon Property Group, Inc. 3.75% 1/30/09		3,230,000	3,190,762
UDR, Inc. 5.5% 4/1/14		2,000,000	1,737,419
United Dominion Realty Trust, Inc. 6.05% 6/1/13		2,500,000	2,476,440
Ventas Realty LP:
6.625% 10/15/14		7,775,000	7,230,750
6.75% 6/1/10		2,400,000	2,376,000
8.75% 5/1/09		1,920,000	1,920,000
9% 5/1/12		6,900,000	7,193,250
			124,914,064
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		1,240,000	948,600
8.125% 6/1/12		1,000,000	850,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP:
5.2% 4/1/13		$ 1,900,000	$ 1,728,742
6.625% 3/15/12		3,000,000	2,892,978
First Industrial LP:
5.75% 1/15/16		1,000,000	816,458
7.375% 3/15/11		1,220,000	1,219,675
Post Apartment Homes LP 5.125% 10/12/11		3,000,000	2,920,305
			11,376,758
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 10.5% 6/1/14 (d)		4,750,000	3,776,250
TOTAL FINANCIALS			142,422,922
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,287,000
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,910,000	2,720,850
			4,007,850
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	1,864,304
TOTAL NONCONVERTIBLE BONDS			179,529,786
TOTAL CORPORATE BONDS (Cost $248,756,507)			209,303,119
U.S. Treasury Inflation Protected Obligations - 27.7%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		48,289,880	41,970,791
2% 1/15/26		118,479,316	108,890,292
2.375% 1/15/25		105,116,539	101,363,929
3.625% 4/15/28		31,410,225	35,913,131
3.875% 4/15/29		35,184,140	41,789,469
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13		20,810,000	19,639,374
0.875% 4/15/10		21,075,958	20,700,609
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation-Indexed Notes: - continued
1.375% 7/15/18		$ 25,496,750	$ 23,500,935
1.625% 1/15/15		51,276,800	49,866,865
1.625% 1/15/18		22,675,248	21,458,274
1.875% 7/15/13		86,071,268	85,829,306
1.875% 7/15/15		50,473,109	49,609,419
2% 4/15/12		75,486,670	75,681,105
2% 1/15/14		131,146,594	130,926,335
2% 7/15/14		79,804,332	79,589,542
2% 1/15/16		64,655,301	63,817,033
2.375% 4/15/11		61,162,152	61,850,364
2.375% 1/15/17		30,808,038	31,036,755
2.375% 1/15/27		163,037,225	156,783,525
2.5% 7/15/16		49,549,500	50,666,389
2.625% 7/15/17		88,073,790	90,629,269
3% 7/15/12		94,876,404	98,756,574
3.375% 1/15/12		53,840,638	56,479,989
3.5% 1/15/11		45,995,404	47,820,951
4.25% 1/15/10		2,350,315	2,502,004
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,573,468,632)			1,547,072,229
U.S. Government Agency - Mortgage Securities - 1.3%

Fannie Mae - 1.2%
4.702% 7/1/34 (f)		2,585,891	2,616,902
4.709% 7/1/35 (f)		25,333,418	25,349,251
4.751% 1/1/35 (f)		1,916,730	1,934,186
4.839% 7/1/35 (f)		12,183,722	12,215,680
4.842% 9/1/34 (f)		850,844	862,064
4.889% 7/1/34 (f)		3,371,078	3,415,630
4.918% 3/1/35 (f)		3,153,137	3,185,159
5.061% 9/1/34 (f)		1,963,038	1,985,271
5.062% 9/1/36 (f)		1,421,031	1,424,227
5.688% 1/1/36 (f)		10,920,864	11,070,415
6.398% 7/1/36 (f)		3,686,176	3,763,778
TOTAL FANNIE MAE			67,822,563
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Freddie Mac - 0.1%
5.926% 1/1/37 (f)		$ 4,543,069	$ 4,650,061
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $72,988,219)			72,472,624
Asset-Backed Securities - 1.0%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (d)		5,000,000	4,169,150
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 3.9069% 11/25/34 (f)		105,000	79,967
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (d)		3,005,000	2,520,294
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 3.55% 3/23/19 (d)(f)		3,157,798	2,510,635
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (d)		2,500,000	2,100,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 3.0675% 1/20/37 (d)(f)		2,500,000	1,650,000
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 4.9569% 12/25/46 (d)(f)		750,000	150,000
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	968,400
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,834,792
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (d)		181,452	5,444
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		2,140,000	1,776,200
Class B2, 5.1188% 12/28/35 (d)(f)		2,110,000	1,730,200
Class D, 9% 12/28/35 (d)		500,000	327,581
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		1,000,000	783,600
Fairfield Street Solar Corp. Series 2004-1A Class E1, 6.1744% 11/28/39 (d)(f)		850,000	224,652
Fremont Home Loan Trust Series 2006-A Class 2A2, 3.3069% 5/25/36 (f)		2,483,926	2,447,055
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 4.8569% 9/25/46 (d)(f)		750,000	277,500
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		750,000	75
JPMorgan Mortgage Acquisition Trust Series 2006-WF1 Class A1B, 3.3069% 7/25/36 (f)		547,418	544,681
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		$ 6,125,000	$ 1,529,511
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		624,362	6,244
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,900,000	1,482,000
Morgan Stanley Home Equity Loans Trust Series 2006-3 Class A2, 3.3169% 4/25/36 (f)		4,338,643	4,240,676
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 4.4844% 8/28/38 (d)(f)		4,090,000	3,353,800
Class C1B, 7.696% 8/28/38 (d)		1,189,000	803,873
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (d)		3,621,335	3,320,265
Residential Asset Mortgage Products, Inc.:
Series 2005-EFC4 Class A2, 3.4769% 9/25/35 (f)		5,270,309	5,029,029
Series 2005-EFC5 Class A2, 3.4769% 10/25/35 (f)		5,318,511	5,078,349
Residential Asset Securities Corp.:
Series 2003-KS10 Class MI3, 6.41% 12/25/33		586,567	316,218
Series 2005-AHL1 Class A2, 3.4769% 7/25/35 (f)		3,121,598	2,859,190
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 4.1188% 12/15/26 (d)(f)		1,500,000	495,000
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 5.4444% 2/5/36 (d)(f)		262,061	2,621
Wachovia Ltd./Wachovia LLC Series 2006-1A:
Class F, 4.3613% 9/25/26 (d)(f)		2,250,000	759,218
Class G, 4.5613% 9/25/26 (d)(f)		1,530,000	432,865
Class H, 4.8613% 9/25/26 (d)(f)		4,300,000	1,018,227
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 4.7613% 11/21/40 (d)(f)		1,500,000	495,000
TOTAL ASSET-BACKED SECURITIES (Cost $65,709,818)			55,322,312
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.3984% 11/25/33 (f)		496,946	460,494
Series 2004-D Class 2A1, 3.6137% 5/25/34 (f)		180,195	163,587
Series 2005-H Class 1A1, 4.9558% 9/25/35 (f)		170,940	156,482
Chase Mortgage Finance Trust:
Series 2007-A1 Class 2A1, 4.136% 2/25/37 (f)		4,358,331	3,998,548
Series 2007-A2 Class 2A1, 4.4226% 7/25/37 (f)		703,574	646,303
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		$ 414,656	$ 6,543
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(f)		141,869	21,898
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7104% 1/25/19 (d)(f)		91,945	40,704
Class B4, 4.7104% 1/25/19 (d)(f)		183,890	119,538
Diversified REIT Trust Series 1999-1A Class G, 6.78% 3/18/11 (d)(f)		1,500,000	1,488,604
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.9058% 11/25/33 (f)		2,408,519	2,212,421
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 2.9875% 6/15/22 (d)(f)		5,497,954	4,783,220
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		1,935,000	1,705,628
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 4.7375% 12/15/37 (d)(f)		471,777	137,617
Series 2006-B Class B6, 4.1875% 7/15/38 (d)(f)		967,950	258,443
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 5.5881% 9/10/37 (d)(f)		143,326	64,855
Series 2005-D Class B7, 6.7375% 12/15/37 (d)(f)		283,066	89,590
Series 2006-A Class B7, 5.9875% 3/15/38 (d)(f)		723,763	194,475
Series 2006-B Class B7, 6.3375% 7/15/38 (d)(f)		967,950	265,799
Series 2007-A Class BB, 5.8375% 2/15/39 (d)(f)		791,698	83,128
SBA CMBS Trust Series 2006-1A:
Class E, 6.174% 11/15/36 (d)		96,000	64,476
Class G, 6.904% 11/15/36 (d)		76,000	69,276
Class H, 7.389% 11/15/36 (d)		37,000	22,089
Wells Fargo Mortgage Backed Securities Trust Series 2004-W Class A9, 4.549% 11/25/34 (f)		9,295,000	7,421,100
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,769,599)			24,474,818
Commercial Mortgage Securities - 1.1%

Asset Securitization Corp. Series 1997-MD7 Class A4, 8.1667% 1/13/30 (f)		499,608	506,674
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 4.4875% 3/15/22 (d)(f)		800,000	656,240
Banc of America Mortgage Securities, Inc. Series 2003-K Class 2A2, 4.4768% 12/25/33 (f)		2,707,200	2,708,479
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)	CAD	$ 1,605,000	$ 721,496
Class G, 5.01% 5/15/44 (f)	CAD	351,000	139,925
Class H, 5.01% 5/15/44 (f)	CAD	235,000	86,995
Class J, 5.01% 5/15/44 (f)	CAD	235,000	78,188
Class K, 5.01% 5/15/44 (f)	CAD	118,000	33,748
Class L, 5.01% 5/15/44 (f)	CAD	421,000	109,490
Class M, 5.01% 5/15/44 (f)	CAD	1,927,737	433,922
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,592,000
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 3.9645% 5/15/23 (d)(f)		3,757,000	2,892,890
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		500,657	472,132
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A Class D, 5.7724% 11/15/36 (d)		2,500,000	2,287,075
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,558,500
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		4,635,000	3,780,052
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.3918% 12/10/35 (d)(f)		1,207,000	1,160,501
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (d)		1,000,000	964,640
Class E, 5.587% 12/15/14 (d)		1,710,000	1,637,386
Class F, 6.376% 12/15/14 (d)		800,000	761,624
Global Signal Trust III Series 2006-1:
Class E, 6.495% 2/15/36 (d)		1,265,000	1,166,001
Class F, 7.036% 2/15/36		1,115,000	1,018,820
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		3,000,000	2,535,060
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class E, 7.624% 4/15/29 (f)		66,808	66,808
Class G, 6.75% 4/15/29 (f)		1,000,000	920,000
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		2,500,000	2,147,629
Series 1999-C3 Class J, 6.974% 8/15/36 (d)		2,720,000	2,567,587
Series 2000-C1:
Class H, 7% 3/15/33 (d)		1,190,000	1,140,507
Class K, 7% 3/15/33 (d)		1,000,000	913,468
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class H, 5.903% 1/11/35 (d)		1,000,000	860,898
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 3.7869% 3/1/20 (d)(f)		$ 2,800,000	$ 2,653,812
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB4:
Class E, 6.9549% 5/12/34 (d)(f)		2,000,000	1,954,666
Class F, 7.3469% 5/12/34 (d)(f)		1,700,000	1,583,890
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		1,503,312	1,487,051
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (d)		1,350,000	1,296,000
Class I11, 7.72% 2/26/28 (d)		751,000	705,940
Class I12, 7.72% 2/26/28 (d)		750,000	693,750
Class I9, 7.72% 2/26/28 (d)		1,149,200	1,103,232
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		600,000	442,413
Class F, 10.813% 5/20/44 (d)		400,000	313,622
Morgan Stanley Capital I Trust:
sequential payer Series 2004-RR2 Class A2, 5.45% 10/28/33 (d)		1,298,939	1,215,472
Series 2005-HQ7 Class E, 5.3785% 11/14/42 (f)		1,250,000	899,250
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		1,150,000	793,500
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,528,220
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 3.0625% 9/15/09 (d)(f)		1,800,000	1,548,000
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 2.5969% 7/15/42 (f)		4,112,437	4,016,215
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 8.7113% 9/25/26 (d)(f)		3,000,000	1,050,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $66,893,121)			59,203,768
Common Stocks - 13.3%
	Shares
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Gaylord Entertainment Co. (a)	123,100	3,615,447
Marriott International, Inc. Class A	233,600	6,094,624
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Red Lion Hotels Corp. (a)	76,600	$ 614,332
Starwood Hotels & Resorts Worldwide, Inc.	153,690	4,324,837
		14,649,240
Household Durables - 0.0%
Centex Corp.	40,300	652,860
Pulte Homes, Inc.	94,600	1,321,562
		1,974,422
TOTAL CONSUMER DISCRETIONARY		16,623,662
FINANCIALS - 12.6%
Capital Markets - 0.0%
W.P. Carey & Co. LLC	31,700	827,370
Real Estate Investment Trusts - 12.3%
Acadia Realty Trust (SBI)	123,600	3,124,608
Alexandria Real Estate Equities, Inc.	195,900	22,038,750
AMB Property Corp. (SBI)	75,100	3,402,030
American Campus Communities, Inc.	441,900	14,971,572
Annaly Capital Management, Inc.	622,800	8,376,660
Anworth Mortgage Asset Corp.	102,400	606,208
Apartment Investment & Management Co. Class A	638,527	22,361,216
AvalonBay Communities, Inc.	116,100	11,426,562
Boston Properties, Inc.	205,900	19,284,594
BRE Properties, Inc.	60,900	2,984,100
Camden Property Trust (SBI)	339,943	15,589,786
CapLease, Inc.	217,300	1,723,189
Cedar Shopping Centers, Inc.	360,740	4,768,983
Corporate Office Properties Trust (SBI)	483,718	19,518,021
Cypress Sharpridge Investments, Inc. (d)	270,416	4,177,927
Cypress Sharpridge Investments, Inc. warrants 4/30/11 (a)(d)	60,000	1
DCT Industrial Trust, Inc.	23,600	176,764
Developers Diversified Realty Corp.	688,500	21,818,565
DiamondRock Hospitality Co.	36,000	327,600
Digital Realty Trust, Inc.	430,200	20,326,950
Equity Lifestyle Properties, Inc.	50,800	2,693,924
Equity Residential (SBI)	436,800	19,398,288
Essex Property Trust, Inc.	61,600	7,289,128
Federal Realty Investment Trust (SBI)	23,300	1,994,480
General Growth Properties, Inc.	1,161,800	17,543,180
Hatteras Financial Corp.	25,300	586,960
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc.	377,300	$ 15,141,049
Healthcare Realty Trust, Inc.	621,491	18,116,463
Highwoods Properties, Inc. (SBI)	821,800	29,223,208
Home Properties, Inc.	373,000	21,615,350
Host Hotels & Resorts, Inc.	480,547	6,386,470
Inland Real Estate Corp.	990,694	15,543,989
iStar Financial, Inc.	297,200	772,720
Kilroy Realty Corp.	243,300	11,627,307
Kimco Realty Corp.	321,420	11,873,255
LaSalle Hotel Properties (SBI)	638,080	14,880,026
Liberty Property Trust (SBI)	71,600	2,695,740
MFA Mortgage Investments, Inc.	1,967,446	12,788,399
National Retail Properties, Inc.	52,200	1,250,190
Nationwide Health Properties, Inc.	91,300	3,284,974
Pennsylvania Real Estate Investment Trust (SBI)	410,500	7,737,925
Potlatch Corp.	5,500	255,145
ProLogis Trust	1,178,245	48,626,171
Public Storage	455,100	45,059,451
Regency Centers Corp.	95,500	6,368,895
Simon Property Group, Inc.	517,350	50,182,950
SL Green Realty Corp.	381,100	24,695,280
Tanger Factory Outlet Centers, Inc.	188,200	8,241,278
Taubman Centers, Inc.	75,600	3,780,000
U-Store-It Trust	560,300	6,874,881
UDR, Inc.	251,300	6,571,495
Ventas, Inc.	658,000	32,518,360
Vornado Realty Trust	360,100	32,751,095
		685,372,112
Real Estate Management & Development - 0.3%
Brookfield Properties Corp.	783,900	12,416,979
CB Richard Ellis Group, Inc. Class A (a)	194,800	2,604,476
Jones Lang LaSalle, Inc.	49,500	2,152,260
Meruelo Maddux Properties, Inc. (a)	1,553,120	1,894,806
Norwegian Property ASA	302,300	526,358
		19,594,879
TOTAL FINANCIALS		705,794,361
Common Stocks - continued
	Shares	Value
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc.	207,191	$ 4,556,130
Capital Senior Living Corp. (a)	213,200	1,620,320
Emeritus Corp. (a)	528,541	13,160,671
Sun Healthcare Group, Inc. (a)	122,000	1,788,520
		21,125,641
TOTAL COMMON STOCKS (Cost $781,066,128)		743,543,664
Preferred Stocks - 1.4%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
HRPT Properties Trust 6.50%	120,000	1,758,000
Lexington Corporate Properties Trust Series C 6.50%	33,800	1,133,990
		2,891,990
Nonconvertible Preferred Stocks - 1.4%
FINANCIALS - 1.4%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50% (a)	1,700	17,000
Red Lion Hotels Capital Trust 9.50%	138,465	2,880,072
W2007 Grace Acquisition I, Inc. Series B, 8.75%	7,600	59,613
		2,956,685
Insurance - 0.0%
Hilltop Holdings, Inc. Series A, 8.25%	71,695	1,272,586
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series C, 8.375% (a)	52,200	1,192,770
AMB Property Corp. Series O, 7.00%	1,000	18,400
American Home Mortgage Investment Corp.:
Series A, 9.375% (b)	81,500	408
Series B, 9.25% (b)	233,544	47
Annaly Capital Management, Inc. Series A, 7.875%	205,500	3,955,875
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	4,233,600
Apartment Investment & Management Co.:
Series G, 9.375%	67,500	1,451,250
Series T, 8.00%	80,000	1,420,000
Ashford Hospitality Trust, Inc. Series A, 8.55% (a)	10,000	115,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc. Series H, 8.70%	5,550	$ 138,917
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	356,600
CapLease, Inc. Series A, 8.125%	20,000	348,800
Cedar Shopping Centers, Inc. 8.875%	15,000	330,000
CenterPoint Properties Trust Series D, 5.377%	5,280	3,009,600
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	1,700,500
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,432,800
Series B, 7.50%	43,159	733,703
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	658,041
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	1,687,500
Series B, 7.875%	36,100	693,120
Duke Realty LP 8.375%	140,000	2,588,600
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	142,600
Equity Residential (depositary shares) Series N, 6.48%	21,200	401,104
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	440,000
First Industrial Realty Trust, Inc. Series J, 7.25%	40,000	660,000
Glimcher Realty Trust Series F, 8.75%	30,000	347,400
Health Care REIT, Inc. Series F, 7.625%	50,000	1,062,500
Hersha Hospitality Trust Series A, 8.00%	40,000	620,000
HomeBanc Mortgage Corp. Series A, 10.00% (b)	213,315	1,280
Hospitality Properties Trust:
Series B, 8.875%	259,125	4,146,000
Series C, 7.00%	101,000	1,206,950
HRPT Properties Trust Series B, 8.75%	11,666	199,489
Innkeepers USA Trust Series C, 8.00%	198,000	1,188,000
Kimco Realty Corp. Series G, 7.75%	166,000	3,388,060
LaSalle Hotel Properties:
Series B, 8.375%	6,300	118,125
Series E, 8.00%	91,400	1,576,650
Series G, 7.25%	87,640	1,191,904
LBA Realty Fund II Series B, 7.625%	146,695	2,053,730
Lexington Corporate Properties Trust Series B, 8.05%	59,400	896,940
Lexington Realty Trust 7.55%	32,300	427,975
LTC Properties, Inc. Series F, 8.00%	95,800	2,002,220
MFA Mortgage Investments, Inc. Series A, 8.50%	371,100	7,162,230
Mid-America Apartment Communities, Inc. Series H, 8.30%	60,100	1,262,100
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Newcastle Investment Corp.:
Series B, 9.75%	198,400	$ 1,609,024
Series D, 8.375%	71,300	490,544
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	1,752,000
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	273,790
Series P, 6.70%	65,000	1,056,250
Public Storage:
Series I, 7.25%	31,655	613,474
Series K, 7.25%	80,000	1,492,000
Series N, 7.00%	40,000	757,200
Realty Income Corp.:
6.75%	4,500	84,375
8.25%	100	2,491
Regency Centers Corp. 7.25%	31,125	568,343
Saul Centers, Inc.:
8.00%	45,000	1,012,500
Series B (depositary shares) 9.00%	20,000	430,000
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	1,560,000
Series C, 8.25%	60,000	750,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	659,700
Taubman Centers, Inc. Series G, 8.00%	20,000	430,000
Vornado Realty Trust 6.625%	40,000	660,000
Weingarten Realty Investors (SBI) Series F, 6.50%	110,950	1,997,100
		72,759,579
Thrifts & Mortgage Finance - 0.0%
Fannie Mae Series S, 8.25%	79,836	174,042
Freddie Mac Series Z, 8.375%	73,170	115,609
		289,651
TOTAL FINANCIALS		77,278,501
TOTAL PREFERRED STOCKS (Cost $130,115,993)		80,170,491
Floating Rate Loans - 0.4%
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 6.96% 10/23/08 (f)	$ 1,307,685	$ 1,046,148
Household Durables - 0.1%
TOUSA, Inc. Tranche 1, term loan 9% 7/31/12 (f)	2,985,000	2,447,700
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 4.81% 10/27/13 (f)	503,470	443,054
Toys 'R' US, Inc. term loan 5.4863% 12/8/09 (f)	8,000,000	6,960,000
		7,403,054
TOTAL CONSUMER DISCRETIONARY		10,896,902
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
LandSource Holding Co. LLC term loan 8.5% 5/31/09 (f)	3,527,304	1,992,927
Real Estate Investment Trusts - 0.0%
General Growth Properties, Inc. Tranche A1, term loan 3.64% 2/24/10 (f)	1,322,105	1,031,242
Spirit Finance Corp. term loan 5.8006% 8/1/13 (f)	1,000,000	660,000
		1,691,242
Real Estate Management & Development - 0.1%
MDS Realty Holdings LLC:
Tranche M1, term loan 4.7369% 1/1/09 (f)	197,505	190,987
Tranche M3, term loan 5.9869% 1/1/09 (f)	158,003	150,103
Realogy Corp.:
Credit-Linked Deposit 5.4625% 10/10/13 (f)	628,409	458,739
Tranche B, term loan 5.5697% 10/10/13 (f)	2,334,091	1,703,886
Tishman Speyer Properties term loan 4.24% 12/27/12 (f)	460,000	363,400
		2,867,115
TOTAL FINANCIALS		6,551,284
Floating Rate Loans - continued
	Principal Amount (c)	Value
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc. Tranche B, term loan 6.0119% 11/17/13 (f)	$ 1,974,874	$ 1,732,952
Skilled Healthcare Group, Inc. Tranche 1, term loan 5% 6/15/12 (f)	977,273	899,091
		2,632,043
TOTAL FLOATING RATE LOANS (Cost $24,936,562)		20,080,229
Commodity-Linked Notes - 6.5%

Deutsche Bank AG London branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 8/18/09 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	20,000,000	18,350,000
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 9/2/09 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	8,000,000	8,000,000
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 8/13/09 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	13,500,000	12,262,050
Medium Term Note, one-month U.S. dollar LIBOR minus .20% due 8/6/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	10,000,000	7,547,000
JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 1/15/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	7,600,000	4,753,659
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/26/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	4,375,000	2,926,468
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/14/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	8,000,000	4,564,003
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/10/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	5,550,000	4,526,281
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/12/2009:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	$ 10,000,000	$ 9,083,164
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	13,500,000	11,653,938
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/25/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	7,100,000	5,464,451
Merrill Lynch & Co., Inc.:
Medium Term Note, one-month U.S. dollar LIBOR due 1/27/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	5,000,000	2,802,818
Medium Term Note, one-month U.S. dollar LIBOR minus .05% due 11/25/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	5,000,000	4,088,531
Medium Term Note, one-month U.S. dollar LIBOR plus .25% due 7/20/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	33,990,000	22,750,114
Medium Term Note, one-month U.S. dollar LIBOR plus .25% due 8/20/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	18,430,000	15,842,488
Medium Term Note, one-month U.S. dollar LIBOR plus .25% due 8/24/2009:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	27,000,000	24,528,758
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	5,500,000	4,748,535
Medium Term Note, one-month U.S. dollar LIBOR plus .25% due 8/26/2009:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	5,000,000	5,033,653
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	11,800,000	9,084,479
Medium Term Note, one-month U.S. dollar LIBOR plus .25% due 9/1/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	8,330,000	8,330,000
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Morgan Stanley:
Note, one-month U.S. dollar LIBOR minus .05% due 6/22/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	$ 10,180,000	$ 6,811,564
Note, one-month U.S. dollar LIBOR minus .05% due 7/14/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	17,500,000	10,007,836
Note, one-month U.S. dollar LIBOR minus .05% due 7/23/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	16,670,000	10,127,278
Note, one-month U.S. dollar LIBOR minus .05% due 8/18/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	19,000,000	15,497,095
Note, one-month U.S. dollar LIBOR minus .05% due 8/26/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	12,500,000	11,327,287
Note, one-month U.S. dollar LIBOR minus .05% due 9/1/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	10,000,000	10,000,000
Note, one-month U.S. dollar LIBOR minus .10% due 1/19/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	29,000,000	18,655,973
Note, one-month U.S. dollar LIBOR minus .10% due 1/21/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	20,000,000	12,224,818
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 6/5/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	23,890,000	15,982,149
Note, one-month U.S. dollar LIBOR due 8/12/2009:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	10,000,000	8,155,824
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	7,500,000	6,474,387
Note, one-month U.S. dollar LIBOR due 8/25/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	13,250,000	12,158,339
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Societe Generale Commodities Products, LLC: - continued
Note, one-month U.S. dollar LIBOR due 8/28/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	$ 8,000,000	$ 8,000,000
Note, one-month U.S. dollar LIBOR minus .08% due 11/17/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	21,500,000	17,559,833
UBS AG Jersey Branch:
Note, one-month U.S. dollar LIBOR minus .06% due 12/03/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	10,000,000	7,678,100
Note, one-month U.S. dollar LIBOR minus .06% due 8/13/2009:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	5,900,000	4,523,329
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	5,000,000	4,078,300
TOTAL COMMODITY-LINKED NOTES (Cost $467,565,000)		365,602,502
Fixed-Income Funds - 24.0%
	Shares
Fidelity Floating Rate Central Fund (g) (Cost $1,527,557,220)	15,834,267	1,342,745,842
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (d)	$ 1,200,000	1,031
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	500,000	251,555
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)	1,650,000	165
Preferred Securities - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)	$ 2,250,000	$ 0
Kent Funding III Ltd. 11/5/47 (a)(d)	2,200,000	22,000
		274,751
TOTAL PREFERRED SECURITIES (Cost $7,435,007)		274,751
Cash Equivalents - 18.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 9/30/08 due 10/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $1,055,113,000)	$ 1,055,117,879	1,055,113,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $6,052,374,806)		5,575,379,349
NET OTHER ASSETS - 0.3%		18,868,247
NET ASSETS - 100%		$ 5,594,247,596
Swap Agreements
	Expiration Date	Notional Amount
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 30.5 basis points with Goldman Sachs	April 2010	$ 20,000,000	1,274,043
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.75 basis points with UBS	April 2010	50,000,000	6,024,825
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2010	$ 20,000,000	$ 1,386,251
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 31 basis points with Deutsche Bank	Jan. 2010	8,000,000	256,000
		$ 98,000,000	$ 8,941,119
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $483,468,130 or 8.6% of net assets.

(e) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,055,113,000 due 10/01/08 at 0.17%
BNP Paribas Securities Corp.	$ 778,878,572
Barclays Capital, Inc.	75,863,151
ING Financial Markets LLC	200,371,277
$ 1,055,113,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 86,954,566
Fidelity Ultra-Short Central Fund	20,205,950
Total	$ 107,160,516
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,018,434,899	$ 577,930,480	$ 89,778,434	$ 1,342,745,842	53.0%
Fidelity Ultra- Short Central Fund	895,447,227	20,993,399	799,031,584	-	0.0%
Total	$ 1,913,882,126	$ 598,923,879	$ 888,810,018	$ 1,342,745,842
Income Tax Information
At September 30, 2008, the fund had a capital loss carryforward of approximately $1,179,367 all of which will expire on September 30, 2016.
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $339,396,283 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008

Assets
Investment in securities, at value (including repurchase agreements of $1,055,113,000) - See accompanying schedule: Unaffiliated issuers (cost $4,524,817,586)	$ 4,232,633,507
Fidelity Central Funds (cost $1,527,557,220)	1,342,745,842
Total Investments (cost $6,052,374,806)		$ 5,575,379,349
Foreign currency held at value (cost $23,356)		23,356
Receivable for investments sold		38,736,277
Receivable for fund shares sold		4,835,963
Dividends receivable		3,613,113
Interest receivable		15,863,984
Distributions receivable from Fidelity Central Funds		7,347,354
Unrealized appreciation on swap agreements		8,941,119
Prepaid expenses		2,635
Other receivables		3,925
Total assets		5,654,747,075

Liabilities
Payable to custodian bank	$ 144,385
Payable for investments purchased	48,764,170
Payable for fund shares redeemed	7,811,209
Accrued management fee	2,740,032
Distribution fees payable	81,558
Other affiliated payables	804,759
Other payables and accrued expenses	153,366
Total liabilities		60,499,479

Net Assets		$ 5,594,247,596
Net Assets consist of:
Paid in capital		$ 6,046,833,652
Undistributed net investment income		96,453,823
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(80,967,607)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(468,072,272)
Net Assets		$ 5,594,247,596

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

September 30, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($125,074,190 ÷ 13,368,885 shares)	$ 9.36

Maximum offering price per share (100/96.00 of $9.36)	$ 9.75
Class T: Net Asset Value and redemption price per share ($27,404,771 ÷ 2,926,639 shares)	$ 9.36

Maximum offering price per share (100/96.00 of $9.36)	$ 9.75
Class B: Net Asset Value and offering price per share ($8,846,569 ÷ 947,617 shares)A	$ 9.34

Class C: Net Asset Value and offering price per share ($50,836,696 ÷ 5,460,942 shares)A	$ 9.31

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($4,868,074,304 ÷ 518,694,279 shares)	$ 9.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($514,011,066 ÷ 54,836,664 shares)	$ 9.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2008

Investment Income
Dividends		$ 27,533,785
Interest		170,102,062
Income from Fidelity Central Funds		107,160,516
Total income		304,796,363

Expenses
Management fee	$ 31,733,835
Transfer agent fees	7,607,617
Distribution fees	619,993
Accounting fees and expenses	1,391,730
Custodian fees and expenses	75,949
Independent trustees' compensation	22,354
Registration fees	184,416
Audit	169,056
Legal	36,247
Miscellaneous	29,867
Total expenses before reductions	41,871,064
Expense reductions	(276,584)	41,594,480
Net investment income		263,201,883
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	107,770,084
Fidelity Central Funds	(167,361,000)
Foreign currency transactions	(25,977)
Swap agreements	1,197,677
Total net realized gain (loss)		(58,419,216)
Change in net unrealized appreciation (depreciation) on: Investment securities	(449,701,524)
Assets and liabilities in foreign currencies	(2,486)
Swap agreements	5,500,418
Total change in net unrealized appreciation (depreciation)		(444,203,592)
Net gain (loss)		(502,622,808)
Net increase (decrease) in net assets resulting from operations		$ (239,420,925)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2008	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 263,201,883	$ 193,849,132
Net realized gain (loss)	(58,419,216)	10,736,125
Change in net unrealized appreciation (depreciation)	(444,203,592)	5,182,233
Net increase (decrease) in net assets resulting from operations	(239,420,925)	209,767,490
Distributions to shareholders from net investment income	(234,930,280)	(154,695,840)
Distributions to shareholders from net realized gain	(35,964,382)	-
Total distributions	(270,894,662)	(154,695,840)
Share transactions - net increase (decrease)	1,493,840,575	1,662,415,864
Redemption fees	277,199	56,510
Total increase (decrease) in net assets	983,802,187	1,717,544,024

Net Assets
Beginning of period	4,610,445,409	2,892,901,385
End of period (including undistributed net investment income of $96,453,823 and undistributed net investment income of $69,659,943, respectively)	$ 5,594,247,596	$ 4,610,445,409

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.444	.473	.524	.031
Net realized and unrealized gain (loss)	(.820)	.077	(.329)	.119
Total from investment operations	(.376)	.550	.195	.150
Distributions from net investment income	(.424)	(.400)	(.266)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.494)	(.400)	(.266)	-
Redemption fees added to paid in capital E	- J	- J	.001	- J
Net asset value, end of period	$ 9.36	$ 10.23	$ 10.08	$ 10.15
Total Return B, C, D	(3.96)%	5.55%	1.96%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.01%	1.01%	1.02%	4.71% A
Expenses net of fee waivers, if any	1.01%	1.01%	1.00%	1.00%A
Expenses net of all reductions	1.01%	1.01%	.99%	1.00%A
Net investment income	4.43%	4.66%	5.24%	4.28%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 125,074	$ 25,406	$ 13,335	$ 3,405
Portfolio turnover rate G	40%	19%	11%	78%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.449	.476	.517	.030
Net realized and unrealized gain (loss)	(.843)	.082	(.325)	.120
Total from investment operations	(.394)	.558	.192	.150
Distributions from net investment income	(.417)	(.398)	(.263)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.487)	(.398)	(.263)	-
Redemption fees added to paid in capital E	.001	- J	.001	- J
Net asset value, end of period	$ 9.36	$ 10.24	$ 10.08	$ 10.15
Total Return B, C, D	(4.12)%	5.64%	1.93%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.01%	1.00%	1.05%	4.81% A
Expenses net of fee waivers, if any	1.01%	1.00%	1.05%	1.10%A
Expenses net of all reductions	1.01%	1.00%	1.05%	1.10%A
Net investment income	4.42%	4.67%	5.19%	4.18%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,405	$ 27,709	$ 22,825	$ 3,284
Portfolio turnover rate G	40%	19%	11%	78%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2008

2007

2006

2005H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.06	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.376	.405	.450	.025
Net realized and unrealized gain (loss)	(.824)	.072	(.318)	.115
Total from investment operations	(.448)	.477	.132	.140
Distributions from net investment income	(.353)	(.327)	(.213)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.423)	(.327)	(.213)	-
Redemption fees added to paid in capitalE	.001	-J	.001	-J
Net asset value, end of period	$ 9.34	$ 10.21	$ 10.06	$ 10.14
Total ReturnB, C, D	(4.63)%	4.81%	1.33%	1.40%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.71%	1.69%	1.74%	5.47%A
Expenses net of fee waivers, if any	1.71%	1.69%	1.74%	1.75%A
Expenses net of all reductions	1.71%	1.69%	1.73%	1.75%A
Net investment income	3.72%	3.98%	4.49%	3.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,847	$ 6,828	$ 6,002	$ 3,253
Portfolio turnover rateG	40%	19%	11%	78%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,

2008

2007

2006

2005H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.04	$ 10.14	$ 10.00
Income from Investment Operations
Net investment incomeE	.366	.392	.437	.024
Net realized and unrealized gain (loss)	(.826)	.080	(.323)	.116
Total from investment operations	(.460)	.472	.114	.140
Distributions from net investment income	(.350)	(.322)	(.215)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.420)	(.322)	(.215)	-
Redemption fees added to paid in capitalE	- J	- J	.001	- J
Net asset value, end of period	$ 9.31	$ 10.19	$ 10.04	$ 10.14
Total ReturnB, C, D	(4.77)%	4.77%	1.15%	1.40%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.80%	1.81%	1.86%	5.56% A
Expenses net of fee waivers, if any	1.80%	1.81%	1.85%	1.85% A
Expenses net of all reductions	1.80%	1.81%	1.84%	1.85% A
Net investment income	3.63%	3.86%	4.39%	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,837	$ 24,175	$ 16,528	$ 3,467
Portfolio turnover rateG	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.10	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.479	.504	.544	.028
Net realized and unrealized gain (loss)	(.834)	.079	(.317)	.122
Total from investment operations	(.355)	.583	.227	.150
Distributions from net investment income	(.446)	(.423)	(.278)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.516)	(.423)	(.278)	-
Redemption fees added to paid in capital D	.001	- I	.001	- I
Net asset value, end of period	$ 9.39	$ 10.26	$ 10.10	$ 10.15
Total Return B, C	(3.73)%	5.89%	2.28%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.73%	.74%	.80%	4.41% A
Expenses net of fee waivers, if any	.73%	.74%	.80%	.85% A
Expenses net of all reductions	.73%	.73%	.79%	.85% A
Net investment income	4.70%	4.94%	5.45%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,868,074	$ 4,214,434	$ 2,694,765	$ 21,867
Portfolio turnover rate F	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.25	$ 10.09	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.475	.500	.540	.032
Net realized and unrealized gain (loss)	(.841)	.081	(.321)	.118
Total from investment operations	(.366)	.581	.219	.150
Distributions from net investment income	(.445)	(.421)	(.280)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.515)	(.421)	(.280)	-
Redemption fees added to paid in capital D	.001	- I	.001	- I
Net asset value, end of period	$ 9.37	$ 10.25	$ 10.09	$ 10.15
Total Return B, C	(3.85)%	5.87%	2.20%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.75%	.76%	.82%	4.55% A
Expenses net of fee waivers, if any	.75%	.76%	.82%	.85% A
Expenses net of all reductions	.75%	.75%	.82%	.85% A
Net investment income	4.68%	4.92%	5.46%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 514,011	$ 311,894	$ 139,446	$ 3,248
Portfolio turnover rate F	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2008

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Real Return and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Indexed securities are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), income recognized on commodity-linked notes, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 71,617,517
Unrealized depreciation	(549,937,187)
Net unrealized appreciation (depreciation)	(478,319,670)
Undistributed ordinary income	366,299,811
Undistributed long-term capital gain	-
Capital loss carryforward	(1,179,367)
Cost for federal income tax purposes	$ 6,053,699,019

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	September 30, 2008	September 30, 2007
Ordinary Income	$ 265,756,893	$ 154,695,840
Long-term Capital Gains	5,137,769	-
Total	$ 270,894,662	$ 154,695,840

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts'

Annual Report

4. Operating Policies - continued

Swap Agreements - continued

terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities(including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,655,057,791 and $1,360,419,297, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 144,134	$ 11,898
Class T	0%	.25%	66,655	-
Class B	.65%	.25%	68,598	57,393
Class C	.75%	.25%	340,606	129,952
			$ 619,993	$ 199,243

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 65,006
Class T	11,227
Class B*	4,834
Class C*	10,330
$ 91,397

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Strategic Real Return. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 91,343.16
Class T	42,798.16
Class B	16,432.22
Class C	68,104.20
Strategic Real Return	6,673,823.13
Institutional Class	715,117.16
	$ 7,607,617

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,978 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $9,949 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,965 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $23,158. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Strategic Real Return	$ 237,858
Institutional Class	12,603
$ 250,461

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

9. Other - continued

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 16% and 16%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds and the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 63% of the total outstanding shares of the Fund.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2008	2007
From net investment income
Class A	$ 1,966,955	$ 674,103
Class T	1,101,739	1,077,399
Class B	256,053	206,126
Class C	1,086,390	630,103
Strategic Real Return	211,830,750	143,056,854
Institutional Class	18,688,393	9,051,255
Total	$ 234,930,280	$ 154,695,840
From net realized gain
Class A	$ 209,617	$ -
Class T	175,882	-
Class B	46,275	-
Class C	174,156	-
Strategic Real Return	32,442,296	-
Institutional Class	2,916,156	-
Total	$ 35,964,382	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2008	2007	2008	2007
Class A
Shares sold	13,292,891	1,427,519	$ 135,382,589	$ 14,527,296
Reinvestment of distributions	192,121	58,083	1,958,121	588,755
Shares redeemed	(2,598,508)	(325,840)	(26,053,450)	(3,306,878)
Net increase (decrease)	10,886,504	1,159,762	$ 111,287,260	$ 11,809,173

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2008	2007	2008	2007
Class T
Shares sold	1,421,715	1,276,798	$ 14,529,608	$ 13,058,673
Reinvestment of distributions	120,240	102,719	1,218,028	1,040,978
Shares redeemed	(1,322,360)	(937,075)	(13,409,762)	(9,489,158)
Net increase (decrease)	219,595	442,442	$ 2,337,874	$ 4,610,493
Class B
Shares sold	593,734	156,686	$ 6,017,378	$ 1,592,804
Reinvestment of distributions	26,452	18,339	267,760	185,609
Shares redeemed	(341,147)	(103,224)	(3,436,183)	(1,044,310)
Net increase (decrease)	279,039	71,801	$ 2,848,955	$ 734,103
Class C
Shares sold	4,259,788	1,060,968	$ 43,429,512	$ 10,794,640
Reinvestment of distributions	105,588	53,952	1,068,309	545,361
Shares redeemed	(1,276,629)	(388,639)	(12,928,185)	(3,949,274)
Net increase (decrease)	3,088,747	726,281	$ 31,569,636	$ 7,390,727
Strategic Real Return
Shares sold	155,667,011	155,158,437	$ 1,583,554,690	$ 1,582,299,618
Reinvestment of distributions	23,824,789	13,907,648	241,720,730	141,217,832
Shares redeemed	(71,620,041)	(25,104,410)	(727,367,628)	(255,135,649)
Net increase (decrease)	107,871,759	143,961,675	$ 1,097,907,792	$ 1,468,381,801
Institutional Class
Shares sold	30,736,939	17,842,371	$ 312,089,340	$ 182,066,109
Reinvestment of distributions	2,091,534	876,168	21,209,226	8,891,699
Shares redeemed	(8,428,502)	(2,104,850)	(85,409,508)	(21,468,241)
Net increase (decrease)	24,399,971	16,613,689	$ 247,889,058	$ 169,489,567

12. Credit Risk

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of September 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the period presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the period presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 26, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of theTrustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 379 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of the Fidelity Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-
present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Ren Y. Cheng (51)

 Year of Election or Appointment: 2007

Vice President of Asset Allocation Funds. Mr. Cheng also serves as Group Chief Investment Officer, Asset Allocation of FMR. Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed-Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-
present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-
2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed-Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

A total of 25.53% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $221,686,378 of distributions paid during the period January 1, 2008 to September 30, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2007, the total returns of Fidelity Strategic Real Return (retail class) and Class C of the fund, the total return of a proprietary custom index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Strategic Real Return (retail class) and Class C show the performance of the highest and lowest performing classes, respectively. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's unmanaged indexes.

Annual Report

Fidelity Strategic Real Return Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Strategic Real Return (retail class) of the fund was in the third quartile for the period shown. The Board noted that FMR does not consider that peer group to be a particularly meaningful comparison for the fund, however, because, unlike most of its peers, the fund seeks to achieve its investment objective by allocating its assets among four investment categories. The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Real Return Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Annual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class T, Institutional Class, and Fidelity Strategic Real Return (retail class) ranked below its competitive median for 2007, and the total expenses of Class C ranked above its competitive median for 2007. The Board considered that the total expenses of Class C were above the median primarily due to higher transfer agent fees. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

RRS-UANN-1108
1.816441.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Strategic Real Return

Fund - Class A, Class T,
Class B and Class C

Annual Report

September 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic Real
Return Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2008	Past 1 year	Life of fund A
Class A (incl. 4.00% sales charge)	-7.80%	0.23%
Class T (incl. 4.00% sales charge)	-7.95%	0.19%
Class B (incl. contingent deferred sales charge) B	-9.21%	-0.03%
Class C (incl. contingent deferred sales charge) C	-5.69%	0.75%

A From September 7, 2005.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Real Return Fund - Class A on September 7, 2005, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. TIPS Index performed over the same period.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Management's Discussion of Fund Performance

Comments from Derek Young and Joanna Bewick, Lead Co-Managers of Fidelity Advisor Strategic Real Return Fund

Investors' once-healthy appetite for risk ground to a virtual standstill during the 12 months ending September 30, 2008, as fallout from the subprime mortgage crisis permeated credit markets worldwide. In turn, as bond investors shunned risk, they moved into higher-quality debt instruments, particularly those with explicit or implicit government guarantees. The benchmark indexes for Fidelity Advisor Strategic Real Return Fund's component asset classes reflected this trend. The Lehman Brothers® U.S. Treasury Inflation-Protected Securities (TIPS) Index rose 6.20% in response to rising inflation expectations and growing demand for high-quality debt. Meanwhile, as global economic growth began to slow, demand for commodities reversed course, sending the Dow Jones-AIG Commodity Index Total Return - with exposure to a variety of commodities, including those related to energy - lower with a -3.66% result. Tighter credit continued to choke off demand for floating-rate bank debt, and the Standard & Poor's® (S&P®)/LSTA Leveraged Performing Loan Index returned -7.94%. Housing-related securities also remained hamstrung by risk-averse investors, with the Dow Jones Wilshire Real Estate Securities IndexSM and the Merrill Lynch® U.S. Real Estate Corporate Bond Index posting disappointing marks of -12.86% and -4.86%, respectively.

During this 12-month period, the fund's Class A, Class T, Class B and Class C shares returned -3.96%, -4.12%, -4.63% and -4.77%, respectively (excluding sales charges), compared with a -2.28% return for the Fidelity Strategic Real Return Composite Index and a 6.20% gain for the Lehman Brothers U.S. TIPS index. Although asset allocation among the fund's individual asset classes was a solid positive, the fund underperformed the Composite index mostly due to unproductive security selection in the commodity-linked notes and inflation-protected securities subportfolios. Each of these sleeves underperformed because of its small investment in the Fidelity® Ultra-Short Central Fund - an internal pool of short-term assets that had exposure to weak subprime mortgage-related securities. Our exposure to Ultra-Short Central Fund was liquidated early last spring, and the proceeds were left in cash, which helped. Meanwhile, the fund's investment in floating-rate bank loans - primarily through Fidelity Floating Rate Central Fund - outperformed, mainly due to astute industry positioning, although its overweighting helped as well. In real estate, the worst-performing area of the Composite index, the equity-related subportfolio added value mainly due to its average underweighting, while the fixed-income sleeve outperformed, mostly from favorable security selection.

During this 12-month period, the fund's Institutional Class shares returned -3.85, compared with a -2.28% return for the Fidelity Strategic Real Return Composite Index and a 6.20% gain for the Lehman Brothers U.S. TIPS index. Although asset allocation among the fund's individual asset classes was a solid positive, the fund underperformed the Composite index mostly due to unproductive security selection in the commodity-linked notes and inflation-protected securities subportfolios. Each of these sleeves underperformed because of its small investment in the Fidelity® Ultra-Short Central Fund - an internal pool of short-term assets that had exposure to weak subprime mortgage-related securities. Our exposure to Ultra-Short Central Fund was liquidated early last spring, and the proceeds were left in cash, which helped. Meanwhile, the fund's investment in floating-rate bank loans - primarily through Fidelity Floating Rate Central Fund - outperformed, mainly due to astute industry positioning, although its overweighting helped as well. In real estate, the worst-performing area of the Composite index, the equity-related subportfolio added value mainly due to its average underweighting, while the fixed-income sleeve outperformed, mostly from favorable security selection.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 to September 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period* April 1, 2008 to September 30, 2008
Class A	1.01%
Actual		$ 1,000.00	$ 937.30	$ 4.89
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.10
Class T	1.02%
Actual		$ 1,000.00	$ 935.90	$ 4.94
HypotheticalA		$ 1,000.00	$ 1,019.90	$ 5.15
Class B	1.74%
Actual		$ 1,000.00	$ 933.90	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.30	$ 8.77
Class C	1.81%
Actual		$ 1,000.00	$ 933.00	$ 8.75
HypotheticalA		$ 1,000.00	$ 1,015.95	$ 9.12
Strategic Real Return	.73%
Actual		$ 1,000.00	$ 938.20	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.35	$ 3.69
Institutional Class	.75%
Actual		$ 1,000.00	$ 937.50	$ 3.63
HypotheticalA		$ 1,000.00	$ 1,021.25	$ 3.79

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Holdings Distribution (% of fund's net assets)
	As of September 30, 2008	As of March 31, 2008
Commodity-Linked Notes and Related Investments *	22.3%	22.4%
Inflation-Protected Securities and Related Investments	27.7%	29.6%†
Floating Rate High Yield	24.0%	23.9%
Real Estate Investments	22.6%	19.2%
Cash & Cash Equivalents	3.1%	4.1%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-AIG Commodity Index Total Return (DJ-AIGCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio may include a related investment in the Fidelity Ultra-Short Central Fund and other cash equivalents to match the cash component of the DJ-AIGCITR. The value of commodity-linked notes will change directly based on the performance of the index.

† Includes Fidelity Ultra-Short Central Fund held in connection with derivative instruments.

Quality Diversification (% of fund's net assets)
As of September 30, 2008 *	As of March 31, 2008 **
U.S. Government and U.S. Government Agency Obligations 29.0%	U.S. Government and U.S. Government Agency Obligations 27.8%
AAA 1.2%	AAA 3.1%
AA 1.0%	AA 0.5%
A 0.4%	A 1.9%
BBB 2.6%	BBB 4.5%
BB and Below 21.8%	BB and Below 22.4%
Structured Notes (including Commodity- Linked Notes) 6.5%	Structured Notes (including Commodity- Linked Notes) 9.5%
Not Rated 2.7%	Not Rated 3.3%
Equities 14.7%	Equities 13.9%
Short-Term Investments and Net Other Assets 20.1%	Short-Term Investments and Net Other Assets 13.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of September 30, 2008 *	As of March 31, 2008 **
Stocks 14.7%	Stocks 13.9%
U.S. Government and U.S. Government Agency Obligations 29.0%	U.S. Government and U.S. Government Agency Obligations 27.8%
Corporate Bonds 5.0%	Corporate Bonds 5.8%
Asset-Backed Securities 1.0%	Asset-Backed Securities 4.0%
Structured Notes (including Commodity- Linked Notes 6.5%	Structured Notes (including Commodity- Linked Notes 9.5%
Floating Rate Loans 21.9%	Floating Rate Loans 21.7%
CMOs and Other Mortgage Related Securities 1.5%	CMOs and Other Mortgage Related Securities 3.9%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets 20.1%	Short-Term Investments and Net Other Assets 13.1%

* Foreign investments	2.2%	** Foreign investments	5.7%
* Futures and Swaps	1.9%	** Futures and Swaps	2.4%
* U.S. Treasury Inflation-Indexed Securities	29.6%	** U.S. Treasury Inflation-Indexed Securities	29.9%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments September 30, 2008

Showing Percentage of Net Assets

Corporate Bonds - 3.7%
		Principal Amount (c)	Value
Convertible Bonds - 0.5%
FINANCIALS - 0.5%
Real Estate Investment Trusts - 0.4%
Anthracite Capital, Inc. 11.75% 9/1/27 (d)		$ 2,200,000	$ 1,582,460
BioMed Realty LP 4.5% 10/1/26 (d)		3,000,000	2,743,200
Brandywine Operating Partnership LP 3.875% 10/15/26		1,700,000	1,481,014
CapitalSource, Inc. 7.25% 7/15/37		1,200,000	885,000
CapLease, Inc. 7.5% 10/1/27 (d)		5,000,000	4,250,500
Health Care REIT, Inc. 4.75% 7/15/27		1,000,000	1,100,108
Hospitality Properties Trust 3.8% 3/15/27		1,900,000	1,465,470
Lexington Master Ltd. Partnership 5.45% 1/15/27 (d)		3,650,000	3,380,813
MPT Operating Partnership LP 9.25% 4/1/13 (d)		3,000,000	2,916,692
PREIT Associates LP 4% 6/1/12 (d)		2,450,000	1,594,117
ProLogis Trust 1.875% 11/15/37		3,900,000	2,725,086
SL Green Realty Corp. 3% 3/30/27 (d)		700,000	505,548
Washington (REIT) 3.875% 9/15/26		750,000	688,575
			25,318,583
Real Estate Management & Development - 0.1%
First Potomac Realty Investment LP 4% 12/15/11 (d)		2,000,000	1,626,000
Forest City Enterprises, Inc. 3.625% 10/15/11		1,700,000	1,287,750
Kilroy Realty LP 3.25% 4/15/12 (d)		2,000,000	1,541,000
			4,454,750
TOTAL FINANCIALS			29,773,333
Nonconvertible Bonds - 3.2%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
FelCor Lodging LP 9% 6/1/11 (f)		1,500,000	1,290,000
Host Marriott LP 7% 8/15/12		1,800,000	1,629,000
Landry's Restaurants, Inc. 9.5% 12/15/14		1,700,000	1,564,000
Times Square Hotel Trust 8.528% 8/1/26 (d)		886,835	886,835
			5,369,835
Household Durables - 0.5%
D.R. Horton, Inc.:
5.375% 6/15/12		2,000,000	1,660,000
6.5% 4/15/16		1,000,000	760,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		400,000	344,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
K. Hovnanian Enterprises, Inc.: - continued
6.25% 1/15/15		$ 1,250,000	$ 718,750
6.25% 1/15/16		700,000	420,000
7.5% 5/15/16		500,000	292,500
7.75% 5/15/13		5,800,000	3,277,000
KB Home:
5.875% 1/15/15		1,500,000	1,170,000
6.25% 6/15/15		5,100,000	4,156,500
Kimball Hill, Inc. 10.5% 12/15/12 (b)		4,445,000	111,125
Lennar Corp.:
5.5% 9/1/14		4,000,000	2,600,000
5.95% 10/17/11		1,000,000	770,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	2,507,500
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	2,590,000
Ryland Group, Inc. 6.875% 6/15/13		1,000,000	835,000
Stanley-Martin Communities LLC 9.75% 8/15/15		6,300,000	2,205,000
Toll Brothers, Inc. 8.25% 2/1/11		1,500,000	1,447,500
			25,864,875
TOTAL CONSUMER DISCRETIONARY			31,234,710
FINANCIALS - 2.5%
Diversified Financial Services - 0.0%
Sunwest Management, Inc. 8.385% 6/9/10 (f)		3,175,000	2,355,850
Real Estate Investment Trusts - 2.2%
AMB Property LP:
3.5% 3/1/09		3,000,000	2,961,579
6.3% 6/1/13		1,000,000	926,311
Arden Realty LP 5.2% 9/1/11		500,000	480,242
AvalonBay Communities, Inc.:
4.95% 3/15/13		1,500,000	1,385,852
5.5% 1/15/12		1,000,000	934,427
Brandywine Operating Partnership LP:
4.5% 11/1/09		840,000	807,037
5.75% 4/1/12		1,000,000	923,501
6% 4/1/16		1,000,000	851,323
BRE Properties, Inc. 5.75% 9/1/09		4,500,000	4,427,294
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust:
4.375% 1/15/10		$ 1,000,000	$ 969,353
4.7% 7/15/09		2,500,000	2,448,715
Colonial Properties Trust 6.875% 8/15/12		1,000,000	976,971
Colonial Realty LP 6.05% 9/1/16		1,000,000	843,466
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		400,000	343,442
Developers Diversified Realty Corp.:
3.875% 1/30/09		2,000,000	1,967,998
4.625% 8/1/10		1,000,000	951,117
5.375% 10/15/12		500,000	448,508
Duke Realty LP:
5.625% 8/15/11		680,000	644,290
7.75% 11/15/09		1,000,000	1,002,145
Equity One, Inc.:
6% 9/15/16		1,000,000	841,959
6.25% 1/15/17		1,000,000	819,296
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	665,736
6% 3/1/15		1,500,000	1,272,597
6% 1/30/17		1,000,000	799,416
6.3% 9/15/16		4,500,000	3,696,125
Health Care REIT, Inc. 6.2% 6/1/16		2,250,000	1,979,019
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	433,166
8.125% 5/1/11		2,608,000	2,687,127
Highwoods/Forsyth LP 5.85% 3/15/17		2,000,000	1,600,000
HMB Capital Trust V 6.4188% 12/15/36 (b)(d)(f)		4,300,000	43,000
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,109,465
6.7% 1/15/18		1,000,000	761,204
6.75% 2/15/13		1,250,000	1,139,910
Host Hotels & Resorts LP 6.875% 11/1/14		2,000,000	1,720,000
HRPT Properties Trust:
3.4188% 3/16/11 (f)		2,000,000	1,816,502
6.5% 1/15/13		1,000,000	932,094
iStar Financial, Inc.:
3.1588% 9/15/09 (f)		1,000,000	722,019
3.1644% 3/9/10 (f)		1,500,000	997,799
3.3688% 3/16/09 (f)		1,000,000	832,463
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc.: - continued
5.125% 4/1/11		$ 3,250,000	$ 1,657,500
5.375% 4/15/10		1,500,000	900,000
5.7% 3/1/14		4,000,000	1,960,000
5.8% 3/15/11		8,710,000	4,442,100
Kimco Realty Corp. 6.875% 2/10/09		3,000,000	2,997,039
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	1,862,860
Nationwide Health Properties, Inc.:
6.25% 2/1/13		2,000,000	1,994,298
6.5% 7/15/11		4,000,000	4,122,676
Omega Healthcare Investors, Inc.:
7% 4/1/14		3,800,000	3,496,000
7% 1/15/16		1,658,000	1,492,200
Reckson Operating Partnership LP 7.75% 3/15/09		1,000,000	988,074
Rouse Co.:
3.625% 3/15/09		1,000,000	770,000
5.375% 11/26/13		2,650,000	1,616,500
7.2% 9/15/12		1,000,000	710,000
8% 4/30/09		3,000,000	2,640,000
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)		10,900,000	7,412,000
Senior Housing Properties Trust 8.625% 1/15/12		6,550,000	6,550,000
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		3,000,000	2,970,582
7.75% 2/22/11		1,000,000	1,045,146
Simon Property Group, Inc. 3.75% 1/30/09		3,230,000	3,190,762
UDR, Inc. 5.5% 4/1/14		2,000,000	1,737,419
United Dominion Realty Trust, Inc. 6.05% 6/1/13		2,500,000	2,476,440
Ventas Realty LP:
6.625% 10/15/14		7,775,000	7,230,750
6.75% 6/1/10		2,400,000	2,376,000
8.75% 5/1/09		1,920,000	1,920,000
9% 5/1/12		6,900,000	7,193,250
			124,914,064
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		1,240,000	948,600
8.125% 6/1/12		1,000,000	850,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP:
5.2% 4/1/13		$ 1,900,000	$ 1,728,742
6.625% 3/15/12		3,000,000	2,892,978
First Industrial LP:
5.75% 1/15/16		1,000,000	816,458
7.375% 3/15/11		1,220,000	1,219,675
Post Apartment Homes LP 5.125% 10/12/11		3,000,000	2,920,305
			11,376,758
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 10.5% 6/1/14 (d)		4,750,000	3,776,250
TOTAL FINANCIALS			142,422,922
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,287,000
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,910,000	2,720,850
			4,007,850
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	1,864,304
TOTAL NONCONVERTIBLE BONDS			179,529,786
TOTAL CORPORATE BONDS (Cost $248,756,507)			209,303,119
U.S. Treasury Inflation Protected Obligations - 27.7%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		48,289,880	41,970,791
2% 1/15/26		118,479,316	108,890,292
2.375% 1/15/25		105,116,539	101,363,929
3.625% 4/15/28		31,410,225	35,913,131
3.875% 4/15/29		35,184,140	41,789,469
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13		20,810,000	19,639,374
0.875% 4/15/10		21,075,958	20,700,609
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation-Indexed Notes: - continued
1.375% 7/15/18		$ 25,496,750	$ 23,500,935
1.625% 1/15/15		51,276,800	49,866,865
1.625% 1/15/18		22,675,248	21,458,274
1.875% 7/15/13		86,071,268	85,829,306
1.875% 7/15/15		50,473,109	49,609,419
2% 4/15/12		75,486,670	75,681,105
2% 1/15/14		131,146,594	130,926,335
2% 7/15/14		79,804,332	79,589,542
2% 1/15/16		64,655,301	63,817,033
2.375% 4/15/11		61,162,152	61,850,364
2.375% 1/15/17		30,808,038	31,036,755
2.375% 1/15/27		163,037,225	156,783,525
2.5% 7/15/16		49,549,500	50,666,389
2.625% 7/15/17		88,073,790	90,629,269
3% 7/15/12		94,876,404	98,756,574
3.375% 1/15/12		53,840,638	56,479,989
3.5% 1/15/11		45,995,404	47,820,951
4.25% 1/15/10		2,350,315	2,502,004
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,573,468,632)			1,547,072,229
U.S. Government Agency - Mortgage Securities - 1.3%

Fannie Mae - 1.2%
4.702% 7/1/34 (f)		2,585,891	2,616,902
4.709% 7/1/35 (f)		25,333,418	25,349,251
4.751% 1/1/35 (f)		1,916,730	1,934,186
4.839% 7/1/35 (f)		12,183,722	12,215,680
4.842% 9/1/34 (f)		850,844	862,064
4.889% 7/1/34 (f)		3,371,078	3,415,630
4.918% 3/1/35 (f)		3,153,137	3,185,159
5.061% 9/1/34 (f)		1,963,038	1,985,271
5.062% 9/1/36 (f)		1,421,031	1,424,227
5.688% 1/1/36 (f)		10,920,864	11,070,415
6.398% 7/1/36 (f)		3,686,176	3,763,778
TOTAL FANNIE MAE			67,822,563
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Freddie Mac - 0.1%
5.926% 1/1/37 (f)		$ 4,543,069	$ 4,650,061
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $72,988,219)			72,472,624
Asset-Backed Securities - 1.0%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (d)		5,000,000	4,169,150
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 3.9069% 11/25/34 (f)		105,000	79,967
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (d)		3,005,000	2,520,294
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 3.55% 3/23/19 (d)(f)		3,157,798	2,510,635
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (d)		2,500,000	2,100,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 3.0675% 1/20/37 (d)(f)		2,500,000	1,650,000
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 4.9569% 12/25/46 (d)(f)		750,000	150,000
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	968,400
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,834,792
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (d)		181,452	5,444
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		2,140,000	1,776,200
Class B2, 5.1188% 12/28/35 (d)(f)		2,110,000	1,730,200
Class D, 9% 12/28/35 (d)		500,000	327,581
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		1,000,000	783,600
Fairfield Street Solar Corp. Series 2004-1A Class E1, 6.1744% 11/28/39 (d)(f)		850,000	224,652
Fremont Home Loan Trust Series 2006-A Class 2A2, 3.3069% 5/25/36 (f)		2,483,926	2,447,055
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 4.8569% 9/25/46 (d)(f)		750,000	277,500
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		750,000	75
JPMorgan Mortgage Acquisition Trust Series 2006-WF1 Class A1B, 3.3069% 7/25/36 (f)		547,418	544,681
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		$ 6,125,000	$ 1,529,511
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		624,362	6,244
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,900,000	1,482,000
Morgan Stanley Home Equity Loans Trust Series 2006-3 Class A2, 3.3169% 4/25/36 (f)		4,338,643	4,240,676
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 4.4844% 8/28/38 (d)(f)		4,090,000	3,353,800
Class C1B, 7.696% 8/28/38 (d)		1,189,000	803,873
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (d)		3,621,335	3,320,265
Residential Asset Mortgage Products, Inc.:
Series 2005-EFC4 Class A2, 3.4769% 9/25/35 (f)		5,270,309	5,029,029
Series 2005-EFC5 Class A2, 3.4769% 10/25/35 (f)		5,318,511	5,078,349
Residential Asset Securities Corp.:
Series 2003-KS10 Class MI3, 6.41% 12/25/33		586,567	316,218
Series 2005-AHL1 Class A2, 3.4769% 7/25/35 (f)		3,121,598	2,859,190
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 4.1188% 12/15/26 (d)(f)		1,500,000	495,000
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 5.4444% 2/5/36 (d)(f)		262,061	2,621
Wachovia Ltd./Wachovia LLC Series 2006-1A:
Class F, 4.3613% 9/25/26 (d)(f)		2,250,000	759,218
Class G, 4.5613% 9/25/26 (d)(f)		1,530,000	432,865
Class H, 4.8613% 9/25/26 (d)(f)		4,300,000	1,018,227
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 4.7613% 11/21/40 (d)(f)		1,500,000	495,000
TOTAL ASSET-BACKED SECURITIES (Cost $65,709,818)			55,322,312
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.3984% 11/25/33 (f)		496,946	460,494
Series 2004-D Class 2A1, 3.6137% 5/25/34 (f)		180,195	163,587
Series 2005-H Class 1A1, 4.9558% 9/25/35 (f)		170,940	156,482
Chase Mortgage Finance Trust:
Series 2007-A1 Class 2A1, 4.136% 2/25/37 (f)		4,358,331	3,998,548
Series 2007-A2 Class 2A1, 4.4226% 7/25/37 (f)		703,574	646,303
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		$ 414,656	$ 6,543
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(f)		141,869	21,898
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7104% 1/25/19 (d)(f)		91,945	40,704
Class B4, 4.7104% 1/25/19 (d)(f)		183,890	119,538
Diversified REIT Trust Series 1999-1A Class G, 6.78% 3/18/11 (d)(f)		1,500,000	1,488,604
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.9058% 11/25/33 (f)		2,408,519	2,212,421
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 2.9875% 6/15/22 (d)(f)		5,497,954	4,783,220
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		1,935,000	1,705,628
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 4.7375% 12/15/37 (d)(f)		471,777	137,617
Series 2006-B Class B6, 4.1875% 7/15/38 (d)(f)		967,950	258,443
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 5.5881% 9/10/37 (d)(f)		143,326	64,855
Series 2005-D Class B7, 6.7375% 12/15/37 (d)(f)		283,066	89,590
Series 2006-A Class B7, 5.9875% 3/15/38 (d)(f)		723,763	194,475
Series 2006-B Class B7, 6.3375% 7/15/38 (d)(f)		967,950	265,799
Series 2007-A Class BB, 5.8375% 2/15/39 (d)(f)		791,698	83,128
SBA CMBS Trust Series 2006-1A:
Class E, 6.174% 11/15/36 (d)		96,000	64,476
Class G, 6.904% 11/15/36 (d)		76,000	69,276
Class H, 7.389% 11/15/36 (d)		37,000	22,089
Wells Fargo Mortgage Backed Securities Trust Series 2004-W Class A9, 4.549% 11/25/34 (f)		9,295,000	7,421,100
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,769,599)			24,474,818
Commercial Mortgage Securities - 1.1%

Asset Securitization Corp. Series 1997-MD7 Class A4, 8.1667% 1/13/30 (f)		499,608	506,674
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 4.4875% 3/15/22 (d)(f)		800,000	656,240
Banc of America Mortgage Securities, Inc. Series 2003-K Class 2A2, 4.4768% 12/25/33 (f)		2,707,200	2,708,479
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)	CAD	$ 1,605,000	$ 721,496
Class G, 5.01% 5/15/44 (f)	CAD	351,000	139,925
Class H, 5.01% 5/15/44 (f)	CAD	235,000	86,995
Class J, 5.01% 5/15/44 (f)	CAD	235,000	78,188
Class K, 5.01% 5/15/44 (f)	CAD	118,000	33,748
Class L, 5.01% 5/15/44 (f)	CAD	421,000	109,490
Class M, 5.01% 5/15/44 (f)	CAD	1,927,737	433,922
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,592,000
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 3.9645% 5/15/23 (d)(f)		3,757,000	2,892,890
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		500,657	472,132
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A Class D, 5.7724% 11/15/36 (d)		2,500,000	2,287,075
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,558,500
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		4,635,000	3,780,052
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.3918% 12/10/35 (d)(f)		1,207,000	1,160,501
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (d)		1,000,000	964,640
Class E, 5.587% 12/15/14 (d)		1,710,000	1,637,386
Class F, 6.376% 12/15/14 (d)		800,000	761,624
Global Signal Trust III Series 2006-1:
Class E, 6.495% 2/15/36 (d)		1,265,000	1,166,001
Class F, 7.036% 2/15/36		1,115,000	1,018,820
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		3,000,000	2,535,060
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class E, 7.624% 4/15/29 (f)		66,808	66,808
Class G, 6.75% 4/15/29 (f)		1,000,000	920,000
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		2,500,000	2,147,629
Series 1999-C3 Class J, 6.974% 8/15/36 (d)		2,720,000	2,567,587
Series 2000-C1:
Class H, 7% 3/15/33 (d)		1,190,000	1,140,507
Class K, 7% 3/15/33 (d)		1,000,000	913,468
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class H, 5.903% 1/11/35 (d)		1,000,000	860,898
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 3.7869% 3/1/20 (d)(f)		$ 2,800,000	$ 2,653,812
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB4:
Class E, 6.9549% 5/12/34 (d)(f)		2,000,000	1,954,666
Class F, 7.3469% 5/12/34 (d)(f)		1,700,000	1,583,890
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		1,503,312	1,487,051
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (d)		1,350,000	1,296,000
Class I11, 7.72% 2/26/28 (d)		751,000	705,940
Class I12, 7.72% 2/26/28 (d)		750,000	693,750
Class I9, 7.72% 2/26/28 (d)		1,149,200	1,103,232
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		600,000	442,413
Class F, 10.813% 5/20/44 (d)		400,000	313,622
Morgan Stanley Capital I Trust:
sequential payer Series 2004-RR2 Class A2, 5.45% 10/28/33 (d)		1,298,939	1,215,472
Series 2005-HQ7 Class E, 5.3785% 11/14/42 (f)		1,250,000	899,250
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		1,150,000	793,500
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,528,220
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 3.0625% 9/15/09 (d)(f)		1,800,000	1,548,000
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 2.5969% 7/15/42 (f)		4,112,437	4,016,215
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 8.7113% 9/25/26 (d)(f)		3,000,000	1,050,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $66,893,121)			59,203,768
Common Stocks - 13.3%
	Shares
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Gaylord Entertainment Co. (a)	123,100	3,615,447
Marriott International, Inc. Class A	233,600	6,094,624
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Red Lion Hotels Corp. (a)	76,600	$ 614,332
Starwood Hotels & Resorts Worldwide, Inc.	153,690	4,324,837
		14,649,240
Household Durables - 0.0%
Centex Corp.	40,300	652,860
Pulte Homes, Inc.	94,600	1,321,562
		1,974,422
TOTAL CONSUMER DISCRETIONARY		16,623,662
FINANCIALS - 12.6%
Capital Markets - 0.0%
W.P. Carey & Co. LLC	31,700	827,370
Real Estate Investment Trusts - 12.3%
Acadia Realty Trust (SBI)	123,600	3,124,608
Alexandria Real Estate Equities, Inc.	195,900	22,038,750
AMB Property Corp. (SBI)	75,100	3,402,030
American Campus Communities, Inc.	441,900	14,971,572
Annaly Capital Management, Inc.	622,800	8,376,660
Anworth Mortgage Asset Corp.	102,400	606,208
Apartment Investment & Management Co. Class A	638,527	22,361,216
AvalonBay Communities, Inc.	116,100	11,426,562
Boston Properties, Inc.	205,900	19,284,594
BRE Properties, Inc.	60,900	2,984,100
Camden Property Trust (SBI)	339,943	15,589,786
CapLease, Inc.	217,300	1,723,189
Cedar Shopping Centers, Inc.	360,740	4,768,983
Corporate Office Properties Trust (SBI)	483,718	19,518,021
Cypress Sharpridge Investments, Inc. (d)	270,416	4,177,927
Cypress Sharpridge Investments, Inc. warrants 4/30/11 (a)(d)	60,000	1
DCT Industrial Trust, Inc.	23,600	176,764
Developers Diversified Realty Corp.	688,500	21,818,565
DiamondRock Hospitality Co.	36,000	327,600
Digital Realty Trust, Inc.	430,200	20,326,950
Equity Lifestyle Properties, Inc.	50,800	2,693,924
Equity Residential (SBI)	436,800	19,398,288
Essex Property Trust, Inc.	61,600	7,289,128
Federal Realty Investment Trust (SBI)	23,300	1,994,480
General Growth Properties, Inc.	1,161,800	17,543,180
Hatteras Financial Corp.	25,300	586,960
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc.	377,300	$ 15,141,049
Healthcare Realty Trust, Inc.	621,491	18,116,463
Highwoods Properties, Inc. (SBI)	821,800	29,223,208
Home Properties, Inc.	373,000	21,615,350
Host Hotels & Resorts, Inc.	480,547	6,386,470
Inland Real Estate Corp.	990,694	15,543,989
iStar Financial, Inc.	297,200	772,720
Kilroy Realty Corp.	243,300	11,627,307
Kimco Realty Corp.	321,420	11,873,255
LaSalle Hotel Properties (SBI)	638,080	14,880,026
Liberty Property Trust (SBI)	71,600	2,695,740
MFA Mortgage Investments, Inc.	1,967,446	12,788,399
National Retail Properties, Inc.	52,200	1,250,190
Nationwide Health Properties, Inc.	91,300	3,284,974
Pennsylvania Real Estate Investment Trust (SBI)	410,500	7,737,925
Potlatch Corp.	5,500	255,145
ProLogis Trust	1,178,245	48,626,171
Public Storage	455,100	45,059,451
Regency Centers Corp.	95,500	6,368,895
Simon Property Group, Inc.	517,350	50,182,950
SL Green Realty Corp.	381,100	24,695,280
Tanger Factory Outlet Centers, Inc.	188,200	8,241,278
Taubman Centers, Inc.	75,600	3,780,000
U-Store-It Trust	560,300	6,874,881
UDR, Inc.	251,300	6,571,495
Ventas, Inc.	658,000	32,518,360
Vornado Realty Trust	360,100	32,751,095
		685,372,112
Real Estate Management & Development - 0.3%
Brookfield Properties Corp.	783,900	12,416,979
CB Richard Ellis Group, Inc. Class A (a)	194,800	2,604,476
Jones Lang LaSalle, Inc.	49,500	2,152,260
Meruelo Maddux Properties, Inc. (a)	1,553,120	1,894,806
Norwegian Property ASA	302,300	526,358
		19,594,879
TOTAL FINANCIALS		705,794,361
Common Stocks - continued
	Shares	Value
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc.	207,191	$ 4,556,130
Capital Senior Living Corp. (a)	213,200	1,620,320
Emeritus Corp. (a)	528,541	13,160,671
Sun Healthcare Group, Inc. (a)	122,000	1,788,520
		21,125,641
TOTAL COMMON STOCKS (Cost $781,066,128)		743,543,664
Preferred Stocks - 1.4%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
HRPT Properties Trust 6.50%	120,000	1,758,000
Lexington Corporate Properties Trust Series C 6.50%	33,800	1,133,990
		2,891,990
Nonconvertible Preferred Stocks - 1.4%
FINANCIALS - 1.4%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50% (a)	1,700	17,000
Red Lion Hotels Capital Trust 9.50%	138,465	2,880,072
W2007 Grace Acquisition I, Inc. Series B, 8.75%	7,600	59,613
		2,956,685
Insurance - 0.0%
Hilltop Holdings, Inc. Series A, 8.25%	71,695	1,272,586
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series C, 8.375% (a)	52,200	1,192,770
AMB Property Corp. Series O, 7.00%	1,000	18,400
American Home Mortgage Investment Corp.:
Series A, 9.375% (b)	81,500	408
Series B, 9.25% (b)	233,544	47
Annaly Capital Management, Inc. Series A, 7.875%	205,500	3,955,875
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	4,233,600
Apartment Investment & Management Co.:
Series G, 9.375%	67,500	1,451,250
Series T, 8.00%	80,000	1,420,000
Ashford Hospitality Trust, Inc. Series A, 8.55% (a)	10,000	115,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc. Series H, 8.70%	5,550	$ 138,917
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	356,600
CapLease, Inc. Series A, 8.125%	20,000	348,800
Cedar Shopping Centers, Inc. 8.875%	15,000	330,000
CenterPoint Properties Trust Series D, 5.377%	5,280	3,009,600
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	1,700,500
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,432,800
Series B, 7.50%	43,159	733,703
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	658,041
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	1,687,500
Series B, 7.875%	36,100	693,120
Duke Realty LP 8.375%	140,000	2,588,600
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	142,600
Equity Residential (depositary shares) Series N, 6.48%	21,200	401,104
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	440,000
First Industrial Realty Trust, Inc. Series J, 7.25%	40,000	660,000
Glimcher Realty Trust Series F, 8.75%	30,000	347,400
Health Care REIT, Inc. Series F, 7.625%	50,000	1,062,500
Hersha Hospitality Trust Series A, 8.00%	40,000	620,000
HomeBanc Mortgage Corp. Series A, 10.00% (b)	213,315	1,280
Hospitality Properties Trust:
Series B, 8.875%	259,125	4,146,000
Series C, 7.00%	101,000	1,206,950
HRPT Properties Trust Series B, 8.75%	11,666	199,489
Innkeepers USA Trust Series C, 8.00%	198,000	1,188,000
Kimco Realty Corp. Series G, 7.75%	166,000	3,388,060
LaSalle Hotel Properties:
Series B, 8.375%	6,300	118,125
Series E, 8.00%	91,400	1,576,650
Series G, 7.25%	87,640	1,191,904
LBA Realty Fund II Series B, 7.625%	146,695	2,053,730
Lexington Corporate Properties Trust Series B, 8.05%	59,400	896,940
Lexington Realty Trust 7.55%	32,300	427,975
LTC Properties, Inc. Series F, 8.00%	95,800	2,002,220
MFA Mortgage Investments, Inc. Series A, 8.50%	371,100	7,162,230
Mid-America Apartment Communities, Inc. Series H, 8.30%	60,100	1,262,100
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Newcastle Investment Corp.:
Series B, 9.75%	198,400	$ 1,609,024
Series D, 8.375%	71,300	490,544
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	1,752,000
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	273,790
Series P, 6.70%	65,000	1,056,250
Public Storage:
Series I, 7.25%	31,655	613,474
Series K, 7.25%	80,000	1,492,000
Series N, 7.00%	40,000	757,200
Realty Income Corp.:
6.75%	4,500	84,375
8.25%	100	2,491
Regency Centers Corp. 7.25%	31,125	568,343
Saul Centers, Inc.:
8.00%	45,000	1,012,500
Series B (depositary shares) 9.00%	20,000	430,000
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	1,560,000
Series C, 8.25%	60,000	750,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	659,700
Taubman Centers, Inc. Series G, 8.00%	20,000	430,000
Vornado Realty Trust 6.625%	40,000	660,000
Weingarten Realty Investors (SBI) Series F, 6.50%	110,950	1,997,100
		72,759,579
Thrifts & Mortgage Finance - 0.0%
Fannie Mae Series S, 8.25%	79,836	174,042
Freddie Mac Series Z, 8.375%	73,170	115,609
		289,651
TOTAL FINANCIALS		77,278,501
TOTAL PREFERRED STOCKS (Cost $130,115,993)		80,170,491
Floating Rate Loans - 0.4%
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 6.96% 10/23/08 (f)	$ 1,307,685	$ 1,046,148
Household Durables - 0.1%
TOUSA, Inc. Tranche 1, term loan 9% 7/31/12 (f)	2,985,000	2,447,700
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 4.81% 10/27/13 (f)	503,470	443,054
Toys 'R' US, Inc. term loan 5.4863% 12/8/09 (f)	8,000,000	6,960,000
		7,403,054
TOTAL CONSUMER DISCRETIONARY		10,896,902
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
LandSource Holding Co. LLC term loan 8.5% 5/31/09 (f)	3,527,304	1,992,927
Real Estate Investment Trusts - 0.0%
General Growth Properties, Inc. Tranche A1, term loan 3.64% 2/24/10 (f)	1,322,105	1,031,242
Spirit Finance Corp. term loan 5.8006% 8/1/13 (f)	1,000,000	660,000
		1,691,242
Real Estate Management & Development - 0.1%
MDS Realty Holdings LLC:
Tranche M1, term loan 4.7369% 1/1/09 (f)	197,505	190,987
Tranche M3, term loan 5.9869% 1/1/09 (f)	158,003	150,103
Realogy Corp.:
Credit-Linked Deposit 5.4625% 10/10/13 (f)	628,409	458,739
Tranche B, term loan 5.5697% 10/10/13 (f)	2,334,091	1,703,886
Tishman Speyer Properties term loan 4.24% 12/27/12 (f)	460,000	363,400
		2,867,115
TOTAL FINANCIALS		6,551,284
Floating Rate Loans - continued
	Principal Amount (c)	Value
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc. Tranche B, term loan 6.0119% 11/17/13 (f)	$ 1,974,874	$ 1,732,952
Skilled Healthcare Group, Inc. Tranche 1, term loan 5% 6/15/12 (f)	977,273	899,091
		2,632,043
TOTAL FLOATING RATE LOANS (Cost $24,936,562)		20,080,229
Commodity-Linked Notes - 6.5%

Deutsche Bank AG London branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 8/18/09 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	20,000,000	18,350,000
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 9/2/09 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	8,000,000	8,000,000
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 8/13/09 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	13,500,000	12,262,050
Medium Term Note, one-month U.S. dollar LIBOR minus .20% due 8/6/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	10,000,000	7,547,000
JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 1/15/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	7,600,000	4,753,659
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/26/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	4,375,000	2,926,468
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/14/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	8,000,000	4,564,003
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/10/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	5,550,000	4,526,281
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/12/2009:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	$ 10,000,000	$ 9,083,164
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	13,500,000	11,653,938
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/25/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	7,100,000	5,464,451
Merrill Lynch & Co., Inc.:
Medium Term Note, one-month U.S. dollar LIBOR due 1/27/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	5,000,000	2,802,818
Medium Term Note, one-month U.S. dollar LIBOR minus .05% due 11/25/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	5,000,000	4,088,531
Medium Term Note, one-month U.S. dollar LIBOR plus .25% due 7/20/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	33,990,000	22,750,114
Medium Term Note, one-month U.S. dollar LIBOR plus .25% due 8/20/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	18,430,000	15,842,488
Medium Term Note, one-month U.S. dollar LIBOR plus .25% due 8/24/2009:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	27,000,000	24,528,758
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	5,500,000	4,748,535
Medium Term Note, one-month U.S. dollar LIBOR plus .25% due 8/26/2009:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	5,000,000	5,033,653
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	11,800,000	9,084,479
Medium Term Note, one-month U.S. dollar LIBOR plus .25% due 9/1/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	8,330,000	8,330,000
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Morgan Stanley:
Note, one-month U.S. dollar LIBOR minus .05% due 6/22/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	$ 10,180,000	$ 6,811,564
Note, one-month U.S. dollar LIBOR minus .05% due 7/14/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	17,500,000	10,007,836
Note, one-month U.S. dollar LIBOR minus .05% due 7/23/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	16,670,000	10,127,278
Note, one-month U.S. dollar LIBOR minus .05% due 8/18/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	19,000,000	15,497,095
Note, one-month U.S. dollar LIBOR minus .05% due 8/26/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	12,500,000	11,327,287
Note, one-month U.S. dollar LIBOR minus .05% due 9/1/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	10,000,000	10,000,000
Note, one-month U.S. dollar LIBOR minus .10% due 1/19/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	29,000,000	18,655,973
Note, one-month U.S. dollar LIBOR minus .10% due 1/21/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	20,000,000	12,224,818
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 6/5/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	23,890,000	15,982,149
Note, one-month U.S. dollar LIBOR due 8/12/2009:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	10,000,000	8,155,824
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	7,500,000	6,474,387
Note, one-month U.S. dollar LIBOR due 8/25/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	13,250,000	12,158,339
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Societe Generale Commodities Products, LLC: - continued
Note, one-month U.S. dollar LIBOR due 8/28/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	$ 8,000,000	$ 8,000,000
Note, one-month U.S. dollar LIBOR minus .08% due 11/17/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	21,500,000	17,559,833
UBS AG Jersey Branch:
Note, one-month U.S. dollar LIBOR minus .06% due 12/03/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	10,000,000	7,678,100
Note, one-month U.S. dollar LIBOR minus .06% due 8/13/2009:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	5,900,000	4,523,329
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	5,000,000	4,078,300
TOTAL COMMODITY-LINKED NOTES (Cost $467,565,000)		365,602,502
Fixed-Income Funds - 24.0%
	Shares
Fidelity Floating Rate Central Fund (g) (Cost $1,527,557,220)	15,834,267	1,342,745,842
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (d)	$ 1,200,000	1,031
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	500,000	251,555
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)	1,650,000	165
Preferred Securities - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)	$ 2,250,000	$ 0
Kent Funding III Ltd. 11/5/47 (a)(d)	2,200,000	22,000
		274,751
TOTAL PREFERRED SECURITIES (Cost $7,435,007)		274,751
Cash Equivalents - 18.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 9/30/08 due 10/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $1,055,113,000)	$ 1,055,117,879	1,055,113,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $6,052,374,806)		5,575,379,349
NET OTHER ASSETS - 0.3%		18,868,247
NET ASSETS - 100%		$ 5,594,247,596
Swap Agreements
	Expiration Date	Notional Amount
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 30.5 basis points with Goldman Sachs	April 2010	$ 20,000,000	1,274,043
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.75 basis points with UBS	April 2010	50,000,000	6,024,825
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2010	$ 20,000,000	$ 1,386,251
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 31 basis points with Deutsche Bank	Jan. 2010	8,000,000	256,000
		$ 98,000,000	$ 8,941,119
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $483,468,130 or 8.6% of net assets.

(e) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,055,113,000 due 10/01/08 at 0.17%
BNP Paribas Securities Corp.	$ 778,878,572
Barclays Capital, Inc.	75,863,151
ING Financial Markets LLC	200,371,277
$ 1,055,113,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 86,954,566
Fidelity Ultra-Short Central Fund	20,205,950
Total	$ 107,160,516
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,018,434,899	$ 577,930,480	$ 89,778,434	$ 1,342,745,842	53.0%
Fidelity Ultra- Short Central Fund	895,447,227	20,993,399	799,031,584	-	0.0%
Total	$ 1,913,882,126	$ 598,923,879	$ 888,810,018	$ 1,342,745,842
Income Tax Information
At September 30, 2008, the fund had a capital loss carryforward of approximately $1,179,367 all of which will expire on September 30, 2016.
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $339,396,283 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008

Assets
Investment in securities, at value (including repurchase agreements of $1,055,113,000) - See accompanying schedule: Unaffiliated issuers (cost $4,524,817,586)	$ 4,232,633,507
Fidelity Central Funds (cost $1,527,557,220)	1,342,745,842
Total Investments (cost $6,052,374,806)		$ 5,575,379,349
Foreign currency held at value (cost $23,356)		23,356
Receivable for investments sold		38,736,277
Receivable for fund shares sold		4,835,963
Dividends receivable		3,613,113
Interest receivable		15,863,984
Distributions receivable from Fidelity Central Funds		7,347,354
Unrealized appreciation on swap agreements		8,941,119
Prepaid expenses		2,635
Other receivables		3,925
Total assets		5,654,747,075

Liabilities
Payable to custodian bank	$ 144,385
Payable for investments purchased	48,764,170
Payable for fund shares redeemed	7,811,209
Accrued management fee	2,740,032
Distribution fees payable	81,558
Other affiliated payables	804,759
Other payables and accrued expenses	153,366
Total liabilities		60,499,479

Net Assets		$ 5,594,247,596
Net Assets consist of:
Paid in capital		$ 6,046,833,652
Undistributed net investment income		96,453,823
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(80,967,607)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(468,072,272)
Net Assets		$ 5,594,247,596

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

September 30, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($125,074,190 ÷ 13,368,885 shares)	$ 9.36

Maximum offering price per share (100/96.00 of $9.36)	$ 9.75
Class T: Net Asset Value and redemption price per share ($27,404,771 ÷ 2,926,639 shares)	$ 9.36

Maximum offering price per share (100/96.00 of $9.36)	$ 9.75
Class B: Net Asset Value and offering price per share ($8,846,569 ÷ 947,617 shares)A	$ 9.34

Class C: Net Asset Value and offering price per share ($50,836,696 ÷ 5,460,942 shares)A	$ 9.31

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($4,868,074,304 ÷ 518,694,279 shares)	$ 9.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($514,011,066 ÷ 54,836,664 shares)	$ 9.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2008

Investment Income
Dividends		$ 27,533,785
Interest		170,102,062
Income from Fidelity Central Funds		107,160,516
Total income		304,796,363

Expenses
Management fee	$ 31,733,835
Transfer agent fees	7,607,617
Distribution fees	619,993
Accounting fees and expenses	1,391,730
Custodian fees and expenses	75,949
Independent trustees' compensation	22,354
Registration fees	184,416
Audit	169,056
Legal	36,247
Miscellaneous	29,867
Total expenses before reductions	41,871,064
Expense reductions	(276,584)	41,594,480
Net investment income		263,201,883
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	107,770,084
Fidelity Central Funds	(167,361,000)
Foreign currency transactions	(25,977)
Swap agreements	1,197,677
Total net realized gain (loss)		(58,419,216)
Change in net unrealized appreciation (depreciation) on: Investment securities	(449,701,524)
Assets and liabilities in foreign currencies	(2,486)
Swap agreements	5,500,418
Total change in net unrealized appreciation (depreciation)		(444,203,592)
Net gain (loss)		(502,622,808)
Net increase (decrease) in net assets resulting from operations		$ (239,420,925)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2008	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 263,201,883	$ 193,849,132
Net realized gain (loss)	(58,419,216)	10,736,125
Change in net unrealized appreciation (depreciation)	(444,203,592)	5,182,233
Net increase (decrease) in net assets resulting from operations	(239,420,925)	209,767,490
Distributions to shareholders from net investment income	(234,930,280)	(154,695,840)
Distributions to shareholders from net realized gain	(35,964,382)	-
Total distributions	(270,894,662)	(154,695,840)
Share transactions - net increase (decrease)	1,493,840,575	1,662,415,864
Redemption fees	277,199	56,510
Total increase (decrease) in net assets	983,802,187	1,717,544,024

Net Assets
Beginning of period	4,610,445,409	2,892,901,385
End of period (including undistributed net investment income of $96,453,823 and undistributed net investment income of $69,659,943, respectively)	$ 5,594,247,596	$ 4,610,445,409

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.444	.473	.524	.031
Net realized and unrealized gain (loss)	(.820)	.077	(.329)	.119
Total from investment operations	(.376)	.550	.195	.150
Distributions from net investment income	(.424)	(.400)	(.266)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.494)	(.400)	(.266)	-
Redemption fees added to paid in capital E	- J	- J	.001	- J
Net asset value, end of period	$ 9.36	$ 10.23	$ 10.08	$ 10.15
Total Return B, C, D	(3.96)%	5.55%	1.96%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.01%	1.01%	1.02%	4.71% A
Expenses net of fee waivers, if any	1.01%	1.01%	1.00%	1.00%A
Expenses net of all reductions	1.01%	1.01%	.99%	1.00%A
Net investment income	4.43%	4.66%	5.24%	4.28%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 125,074	$ 25,406	$ 13,335	$ 3,405
Portfolio turnover rate G	40%	19%	11%	78%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.449	.476	.517	.030
Net realized and unrealized gain (loss)	(.843)	.082	(.325)	.120
Total from investment operations	(.394)	.558	.192	.150
Distributions from net investment income	(.417)	(.398)	(.263)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.487)	(.398)	(.263)	-
Redemption fees added to paid in capital E	.001	- J	.001	- J
Net asset value, end of period	$ 9.36	$ 10.24	$ 10.08	$ 10.15
Total Return B, C, D	(4.12)%	5.64%	1.93%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.01%	1.00%	1.05%	4.81% A
Expenses net of fee waivers, if any	1.01%	1.00%	1.05%	1.10%A
Expenses net of all reductions	1.01%	1.00%	1.05%	1.10%A
Net investment income	4.42%	4.67%	5.19%	4.18%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,405	$ 27,709	$ 22,825	$ 3,284
Portfolio turnover rate G	40%	19%	11%	78%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2008

2007

2006

2005H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.06	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.376	.405	.450	.025
Net realized and unrealized gain (loss)	(.824)	.072	(.318)	.115
Total from investment operations	(.448)	.477	.132	.140
Distributions from net investment income	(.353)	(.327)	(.213)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.423)	(.327)	(.213)	-
Redemption fees added to paid in capitalE	.001	-J	.001	-J
Net asset value, end of period	$ 9.34	$ 10.21	$ 10.06	$ 10.14
Total ReturnB, C, D	(4.63)%	4.81%	1.33%	1.40%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.71%	1.69%	1.74%	5.47%A
Expenses net of fee waivers, if any	1.71%	1.69%	1.74%	1.75%A
Expenses net of all reductions	1.71%	1.69%	1.73%	1.75%A
Net investment income	3.72%	3.98%	4.49%	3.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,847	$ 6,828	$ 6,002	$ 3,253
Portfolio turnover rateG	40%	19%	11%	78%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,

2008

2007

2006

2005H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.04	$ 10.14	$ 10.00
Income from Investment Operations
Net investment incomeE	.366	.392	.437	.024
Net realized and unrealized gain (loss)	(.826)	.080	(.323)	.116
Total from investment operations	(.460)	.472	.114	.140
Distributions from net investment income	(.350)	(.322)	(.215)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.420)	(.322)	(.215)	-
Redemption fees added to paid in capitalE	- J	- J	.001	- J
Net asset value, end of period	$ 9.31	$ 10.19	$ 10.04	$ 10.14
Total ReturnB, C, D	(4.77)%	4.77%	1.15%	1.40%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.80%	1.81%	1.86%	5.56% A
Expenses net of fee waivers, if any	1.80%	1.81%	1.85%	1.85% A
Expenses net of all reductions	1.80%	1.81%	1.84%	1.85% A
Net investment income	3.63%	3.86%	4.39%	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,837	$ 24,175	$ 16,528	$ 3,467
Portfolio turnover rateG	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.10	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.479	.504	.544	.028
Net realized and unrealized gain (loss)	(.834)	.079	(.317)	.122
Total from investment operations	(.355)	.583	.227	.150
Distributions from net investment income	(.446)	(.423)	(.278)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.516)	(.423)	(.278)	-
Redemption fees added to paid in capital D	.001	- I	.001	- I
Net asset value, end of period	$ 9.39	$ 10.26	$ 10.10	$ 10.15
Total Return B, C	(3.73)%	5.89%	2.28%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.73%	.74%	.80%	4.41% A
Expenses net of fee waivers, if any	.73%	.74%	.80%	.85% A
Expenses net of all reductions	.73%	.73%	.79%	.85% A
Net investment income	4.70%	4.94%	5.45%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,868,074	$ 4,214,434	$ 2,694,765	$ 21,867
Portfolio turnover rate F	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.25	$ 10.09	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.475	.500	.540	.032
Net realized and unrealized gain (loss)	(.841)	.081	(.321)	.118
Total from investment operations	(.366)	.581	.219	.150
Distributions from net investment income	(.445)	(.421)	(.280)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.515)	(.421)	(.280)	-
Redemption fees added to paid in capital D	.001	- I	.001	- I
Net asset value, end of period	$ 9.37	$ 10.25	$ 10.09	$ 10.15
Total Return B, C	(3.85)%	5.87%	2.20%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.75%	.76%	.82%	4.55% A
Expenses net of fee waivers, if any	.75%	.76%	.82%	.85% A
Expenses net of all reductions	.75%	.75%	.82%	.85% A
Net investment income	4.68%	4.92%	5.46%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 514,011	$ 311,894	$ 139,446	$ 3,248
Portfolio turnover rate F	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2008

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Real Return and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Indexed securities are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), income recognized on commodity-linked notes, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 71,617,517
Unrealized depreciation	(549,937,187)
Net unrealized appreciation (depreciation)	(478,319,670)
Undistributed ordinary income	366,299,811
Undistributed long-term capital gain	-
Capital loss carryforward	(1,179,367)
Cost for federal income tax purposes	$ 6,053,699,019

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	September 30, 2008	September 30, 2007
Ordinary Income	$ 265,756,893	$ 154,695,840
Long-term Capital Gains	5,137,769	-
Total	$ 270,894,662	$ 154,695,840

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts'

Annual Report

4. Operating Policies - continued

Swap Agreements - continued

terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities(including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,655,057,791 and $1,360,419,297, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 144,134	$ 11,898
Class T	0%	.25%	66,655	-
Class B	.65%	.25%	68,598	57,393
Class C	.75%	.25%	340,606	129,952
			$ 619,993	$ 199,243

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 65,006
Class T	11,227
Class B*	4,834
Class C*	10,330
$ 91,397

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Strategic Real Return. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 91,343.16
Class T	42,798.16
Class B	16,432.22
Class C	68,104.20
Strategic Real Return	6,673,823.13
Institutional Class	715,117.16
	$ 7,607,617

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,978 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $9,949 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,965 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $23,158. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Strategic Real Return	$ 237,858
Institutional Class	12,603
$ 250,461

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

9. Other - continued

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 16% and 16%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds and the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 63% of the total outstanding shares of the Fund.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2008	2007
From net investment income
Class A	$ 1,966,955	$ 674,103
Class T	1,101,739	1,077,399
Class B	256,053	206,126
Class C	1,086,390	630,103
Strategic Real Return	211,830,750	143,056,854
Institutional Class	18,688,393	9,051,255
Total	$ 234,930,280	$ 154,695,840
From net realized gain
Class A	$ 209,617	$ -
Class T	175,882	-
Class B	46,275	-
Class C	174,156	-
Strategic Real Return	32,442,296	-
Institutional Class	2,916,156	-
Total	$ 35,964,382	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2008	2007	2008	2007
Class A
Shares sold	13,292,891	1,427,519	$ 135,382,589	$ 14,527,296
Reinvestment of distributions	192,121	58,083	1,958,121	588,755
Shares redeemed	(2,598,508)	(325,840)	(26,053,450)	(3,306,878)
Net increase (decrease)	10,886,504	1,159,762	$ 111,287,260	$ 11,809,173

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2008	2007	2008	2007
Class T
Shares sold	1,421,715	1,276,798	$ 14,529,608	$ 13,058,673
Reinvestment of distributions	120,240	102,719	1,218,028	1,040,978
Shares redeemed	(1,322,360)	(937,075)	(13,409,762)	(9,489,158)
Net increase (decrease)	219,595	442,442	$ 2,337,874	$ 4,610,493
Class B
Shares sold	593,734	156,686	$ 6,017,378	$ 1,592,804
Reinvestment of distributions	26,452	18,339	267,760	185,609
Shares redeemed	(341,147)	(103,224)	(3,436,183)	(1,044,310)
Net increase (decrease)	279,039	71,801	$ 2,848,955	$ 734,103
Class C
Shares sold	4,259,788	1,060,968	$ 43,429,512	$ 10,794,640
Reinvestment of distributions	105,588	53,952	1,068,309	545,361
Shares redeemed	(1,276,629)	(388,639)	(12,928,185)	(3,949,274)
Net increase (decrease)	3,088,747	726,281	$ 31,569,636	$ 7,390,727
Strategic Real Return
Shares sold	155,667,011	155,158,437	$ 1,583,554,690	$ 1,582,299,618
Reinvestment of distributions	23,824,789	13,907,648	241,720,730	141,217,832
Shares redeemed	(71,620,041)	(25,104,410)	(727,367,628)	(255,135,649)
Net increase (decrease)	107,871,759	143,961,675	$ 1,097,907,792	$ 1,468,381,801
Institutional Class
Shares sold	30,736,939	17,842,371	$ 312,089,340	$ 182,066,109
Reinvestment of distributions	2,091,534	876,168	21,209,226	8,891,699
Shares redeemed	(8,428,502)	(2,104,850)	(85,409,508)	(21,468,241)
Net increase (decrease)	24,399,971	16,613,689	$ 247,889,058	$ 169,489,567

12. Credit Risk

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of September 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the period presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the period presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 26, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 379 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of the Fidelity Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Ren Y. Cheng (51)

 Year of Election or Appointment: 2007

Vice President of Asset Allocation Funds. Mr. Cheng also serves as Group Chief Investment Officer, Asset Allocation of FMR. Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed-Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering Officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed-Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

A total of 25.53% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $221,686,378 of distributions paid during the period January 1, 2008 to September 30, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2007, the total returns of Fidelity Strategic Real Return (retail class) and Class C of the fund, the total return of a proprietary custom index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Strategic Real Return (retail class) and Class C show the performance of the highest and lowest performing classes, respectively. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's unmanaged indexes.

Annual Report

Fidelity Strategic Real Return Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Strategic Real Return (retail class) of the fund was in the third quartile for the period shown. The Board noted that FMR does not consider that peer group to be a particularly meaningful comparison for the fund, however, because, unlike most of its peers, the fund seeks to achieve its investment objective by allocating its assets among four investment categories. The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Real Return Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Annual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class T, Institutional Class, and Fidelity Strategic Real Return (retail class) ranked below its competitive median for 2007, and the total expenses of Class C ranked above its competitive median for 2007. The Board considered that the total expenses of Class C were above the median primarily due to higher transfer agent fees. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Geode Capital Management, LLC

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

ARRS-UANN-1108
1.814972.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Strategic Real Return

Fund - Institutional Class

Annual Report

September 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of Fidelity®
Strategic Real Return
Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2008	Past 1 year	Life of fundA
Institutional Class	-3.85%	1.79%

A From September 7, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Real Return Fund - Institutional Class on September 7, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. TIPS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Derek Young and Joanna Bewick, Lead Co-Managers of Fidelity Advisor Strategic Real Return Fund

Investors' once-healthy appetite for risk ground to a virtual standstill during the 12 months ending September 30, 2008, as fallout from the subprime mortgage crisis permeated credit markets worldwide. In turn, as bond investors shunned risk, they moved into higher-quality debt instruments, particularly those with explicit or implicit government guarantees. The benchmark indexes for Fidelity Advisor Strategic Real Return Fund's component asset classes reflected this trend. The Lehman Brothers® U.S. Treasury Inflation-Protected Securities (TIPS) Index rose 6.20% in response to rising inflation expectations and growing demand for high-quality debt. Meanwhile, as global economic growth began to slow, demand for commodities reversed course, sending the Dow Jones-AIG Commodity Index Total Return - with exposure to a variety of commodities, including those related to energy - lower with a -3.66% result. Tighter credit continued to choke off demand for floating-rate bank debt, and the Standard & Poor's® (S&P®)/LSTA Leveraged Performing Loan Index returned -7.94%. Housing-related securities also remained hamstrung by risk-averse investors, with the Dow Jones Wilshire Real Estate Securities IndexSM and the Merrill Lynch® U.S. Real Estate Corporate Bond Index posting disappointing marks of -12.86% and -4.86%, respectively.

During this 12-month period, the fund's Class A, Class T, Class B and Class C shares returned -3.96%, -4.12%, -4.63% and -4.77%, respectively (excluding sales charges), compared with a -2.28% return for the Fidelity Strategic Real Return Composite Index and a 6.20% gain for the Lehman Brothers U.S. TIPS index. Although asset allocation among the fund's individual asset classes was a solid positive, the fund underperformed the Composite index mostly due to unproductive security selection in the commodity-linked notes and inflation-protected securities subportfolios. Each of these sleeves underperformed because of its small investment in the Fidelity® Ultra-Short Central Fund - an internal pool of short-term assets that had exposure to weak subprime mortgage-related securities. Our exposure to Ultra-Short Central Fund was liquidated early last spring, and the proceeds were left in cash, which helped. Meanwhile, the fund's investment in floating-rate bank loans - primarily through Fidelity Floating Rate Central Fund - outperformed, mainly due to astute industry positioning, although its overweighting helped as well. In real estate, the worst-performing area of the Composite index, the equity-related subportfolio added value mainly due to its average underweighting, while the fixed-income sleeve outperformed, mostly from favorable security selection.

During this 12-month period, the fund's Institutional Class shares returned -3.85, compared with a -2.28% return for the Fidelity Strategic Real Return Composite Index and a 6.20% gain for the Lehman Brothers U.S. TIPS index. Although asset allocation among the fund's individual asset classes was a solid positive, the fund underperformed the Composite index mostly due to unproductive security selection in the commodity-linked notes and inflation-protected securities subportfolios. Each of these sleeves underperformed because of its small investment in the Fidelity® Ultra-Short Central Fund - an internal pool of short-term assets that had exposure to weak subprime mortgage-related securities. Our exposure to Ultra-Short Central Fund was liquidated early last spring, and the proceeds were left in cash, which helped. Meanwhile, the fund's investment in floating-rate bank loans - primarily through Fidelity Floating Rate Central Fund - outperformed, mainly due to astute industry positioning, although its overweighting helped as well. In real estate, the worst-performing area of the Composite index, the equity-related subportfolio added value mainly due to its average underweighting, while the fixed-income sleeve outperformed, mostly from favorable security selection.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 to September 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period* April 1, 2008 to September 30, 2008
Class A	1.01%
Actual		$ 1,000.00	$ 937.30	$ 4.89
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.10
Class T	1.02%
Actual		$ 1,000.00	$ 935.90	$ 4.94
HypotheticalA		$ 1,000.00	$ 1,019.90	$ 5.15
Class B	1.74%
Actual		$ 1,000.00	$ 933.90	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.30	$ 8.77
Class C	1.81%
Actual		$ 1,000.00	$ 933.00	$ 8.75
HypotheticalA		$ 1,000.00	$ 1,015.95	$ 9.12
Strategic Real Return	.73%
Actual		$ 1,000.00	$ 938.20	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.35	$ 3.69
Institutional Class	.75%
Actual		$ 1,000.00	$ 937.50	$ 3.63
HypotheticalA		$ 1,000.00	$ 1,021.25	$ 3.79

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Holdings Distribution (% of fund's net assets)
	As of September 30, 2008	As of March 31, 2008
Commodity-Linked Notes and Related Investments *	22.3%	22.4%
Inflation-Protected Securities and Related Investments	27.7%	29.6%†
Floating Rate High Yield	24.0%	23.9%
Real Estate Investments	22.6%	19.2%
Cash & Cash Equivalents	3.1%	4.1%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-AIG Commodity Index Total Return (DJ-AIGCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio may include a related investment in the Fidelity Ultra-Short Central Fund and other cash equivalents to match the cash component of the DJ-AIGCITR. The value of commodity-linked notes will change directly based on the performance of the index.

† Includes Fidelity Ultra-Short Central Fund held in connection with derivative instruments.

Quality Diversification (% of fund's net assets)
As of September 30, 2008 *	As of March 31, 2008 **
U.S. Government and U.S. Government Agency Obligations 29.0%	U.S. Government and U.S. Government Agency Obligations 27.8%
AAA 1.2%	AAA 3.1%
AA 1.0%	AA 0.5%
A 0.4%	A 1.9%
BBB 2.6%	BBB 4.5%
BB and Below 21.8%	BB and Below 22.4%
Structured Notes (including Commodity- Linked Notes) 6.5%	Structured Notes (including Commodity- Linked Notes) 9.5%
Not Rated 2.7%	Not Rated 3.3%
Equities 14.7%	Equities 13.9%
Short-Term Investments and Net Other Assets 20.1%	Short-Term Investments and Net Other Assets 13.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of September 30, 2008 *	As of March 31, 2008 **
Stocks 14.7%	Stocks 13.9%
U.S. Government and U.S. Government Agency Obligations 29.0%	U.S. Government and U.S. Government Agency Obligations 27.8%
Corporate Bonds 5.0%	Corporate Bonds 5.8%
Asset-Backed Securities 1.0%	Asset-Backed Securities 4.0%
Structured Notes (including Commodity- Linked Notes 6.5%	Structured Notes (including Commodity- Linked Notes 9.5%
Floating Rate Loans 21.9%	Floating Rate Loans 21.7%
CMOs and Other Mortgage Related Securities 1.5%	CMOs and Other Mortgage Related Securities 3.9%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets 20.1%	Short-Term Investments and Net Other Assets 13.1%

* Foreign investments	2.2%	** Foreign investments	5.7%
* Futures and Swaps	1.9%	** Futures and Swaps	2.4%
* U.S. Treasury Inflation-Indexed Securities	29.6%	** U.S. Treasury Inflation-Indexed Securities	29.9%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments September 30, 2008

Showing Percentage of Net Assets

Corporate Bonds - 3.7%
		Principal Amount (c)	Value
Convertible Bonds - 0.5%
FINANCIALS - 0.5%
Real Estate Investment Trusts - 0.4%
Anthracite Capital, Inc. 11.75% 9/1/27 (d)		$ 2,200,000	$ 1,582,460
BioMed Realty LP 4.5% 10/1/26 (d)		3,000,000	2,743,200
Brandywine Operating Partnership LP 3.875% 10/15/26		1,700,000	1,481,014
CapitalSource, Inc. 7.25% 7/15/37		1,200,000	885,000
CapLease, Inc. 7.5% 10/1/27 (d)		5,000,000	4,250,500
Health Care REIT, Inc. 4.75% 7/15/27		1,000,000	1,100,108
Hospitality Properties Trust 3.8% 3/15/27		1,900,000	1,465,470
Lexington Master Ltd. Partnership 5.45% 1/15/27 (d)		3,650,000	3,380,813
MPT Operating Partnership LP 9.25% 4/1/13 (d)		3,000,000	2,916,692
PREIT Associates LP 4% 6/1/12 (d)		2,450,000	1,594,117
ProLogis Trust 1.875% 11/15/37		3,900,000	2,725,086
SL Green Realty Corp. 3% 3/30/27 (d)		700,000	505,548
Washington (REIT) 3.875% 9/15/26		750,000	688,575
			25,318,583
Real Estate Management & Development - 0.1%
First Potomac Realty Investment LP 4% 12/15/11 (d)		2,000,000	1,626,000
Forest City Enterprises, Inc. 3.625% 10/15/11		1,700,000	1,287,750
Kilroy Realty LP 3.25% 4/15/12 (d)		2,000,000	1,541,000
			4,454,750
TOTAL FINANCIALS			29,773,333
Nonconvertible Bonds - 3.2%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
FelCor Lodging LP 9% 6/1/11 (f)		1,500,000	1,290,000
Host Marriott LP 7% 8/15/12		1,800,000	1,629,000
Landry's Restaurants, Inc. 9.5% 12/15/14		1,700,000	1,564,000
Times Square Hotel Trust 8.528% 8/1/26 (d)		886,835	886,835
			5,369,835
Household Durables - 0.5%
D.R. Horton, Inc.:
5.375% 6/15/12		2,000,000	1,660,000
6.5% 4/15/16		1,000,000	760,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		400,000	344,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
K. Hovnanian Enterprises, Inc.: - continued
6.25% 1/15/15		$ 1,250,000	$ 718,750
6.25% 1/15/16		700,000	420,000
7.5% 5/15/16		500,000	292,500
7.75% 5/15/13		5,800,000	3,277,000
KB Home:
5.875% 1/15/15		1,500,000	1,170,000
6.25% 6/15/15		5,100,000	4,156,500
Kimball Hill, Inc. 10.5% 12/15/12 (b)		4,445,000	111,125
Lennar Corp.:
5.5% 9/1/14		4,000,000	2,600,000
5.95% 10/17/11		1,000,000	770,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	2,507,500
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	2,590,000
Ryland Group, Inc. 6.875% 6/15/13		1,000,000	835,000
Stanley-Martin Communities LLC 9.75% 8/15/15		6,300,000	2,205,000
Toll Brothers, Inc. 8.25% 2/1/11		1,500,000	1,447,500
			25,864,875
TOTAL CONSUMER DISCRETIONARY			31,234,710
FINANCIALS - 2.5%
Diversified Financial Services - 0.0%
Sunwest Management, Inc. 8.385% 6/9/10 (f)		3,175,000	2,355,850
Real Estate Investment Trusts - 2.2%
AMB Property LP:
3.5% 3/1/09		3,000,000	2,961,579
6.3% 6/1/13		1,000,000	926,311
Arden Realty LP 5.2% 9/1/11		500,000	480,242
AvalonBay Communities, Inc.:
4.95% 3/15/13		1,500,000	1,385,852
5.5% 1/15/12		1,000,000	934,427
Brandywine Operating Partnership LP:
4.5% 11/1/09		840,000	807,037
5.75% 4/1/12		1,000,000	923,501
6% 4/1/16		1,000,000	851,323
BRE Properties, Inc. 5.75% 9/1/09		4,500,000	4,427,294
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust:
4.375% 1/15/10		$ 1,000,000	$ 969,353
4.7% 7/15/09		2,500,000	2,448,715
Colonial Properties Trust 6.875% 8/15/12		1,000,000	976,971
Colonial Realty LP 6.05% 9/1/16		1,000,000	843,466
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		400,000	343,442
Developers Diversified Realty Corp.:
3.875% 1/30/09		2,000,000	1,967,998
4.625% 8/1/10		1,000,000	951,117
5.375% 10/15/12		500,000	448,508
Duke Realty LP:
5.625% 8/15/11		680,000	644,290
7.75% 11/15/09		1,000,000	1,002,145
Equity One, Inc.:
6% 9/15/16		1,000,000	841,959
6.25% 1/15/17		1,000,000	819,296
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	665,736
6% 3/1/15		1,500,000	1,272,597
6% 1/30/17		1,000,000	799,416
6.3% 9/15/16		4,500,000	3,696,125
Health Care REIT, Inc. 6.2% 6/1/16		2,250,000	1,979,019
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	433,166
8.125% 5/1/11		2,608,000	2,687,127
Highwoods/Forsyth LP 5.85% 3/15/17		2,000,000	1,600,000
HMB Capital Trust V 6.4188% 12/15/36 (b)(d)(f)		4,300,000	43,000
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,109,465
6.7% 1/15/18		1,000,000	761,204
6.75% 2/15/13		1,250,000	1,139,910
Host Hotels & Resorts LP 6.875% 11/1/14		2,000,000	1,720,000
HRPT Properties Trust:
3.4188% 3/16/11 (f)		2,000,000	1,816,502
6.5% 1/15/13		1,000,000	932,094
iStar Financial, Inc.:
3.1588% 9/15/09 (f)		1,000,000	722,019
3.1644% 3/9/10 (f)		1,500,000	997,799
3.3688% 3/16/09 (f)		1,000,000	832,463
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc.: - continued
5.125% 4/1/11		$ 3,250,000	$ 1,657,500
5.375% 4/15/10		1,500,000	900,000
5.7% 3/1/14		4,000,000	1,960,000
5.8% 3/15/11		8,710,000	4,442,100
Kimco Realty Corp. 6.875% 2/10/09		3,000,000	2,997,039
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	1,862,860
Nationwide Health Properties, Inc.:
6.25% 2/1/13		2,000,000	1,994,298
6.5% 7/15/11		4,000,000	4,122,676
Omega Healthcare Investors, Inc.:
7% 4/1/14		3,800,000	3,496,000
7% 1/15/16		1,658,000	1,492,200
Reckson Operating Partnership LP 7.75% 3/15/09		1,000,000	988,074
Rouse Co.:
3.625% 3/15/09		1,000,000	770,000
5.375% 11/26/13		2,650,000	1,616,500
7.2% 9/15/12		1,000,000	710,000
8% 4/30/09		3,000,000	2,640,000
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)		10,900,000	7,412,000
Senior Housing Properties Trust 8.625% 1/15/12		6,550,000	6,550,000
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		3,000,000	2,970,582
7.75% 2/22/11		1,000,000	1,045,146
Simon Property Group, Inc. 3.75% 1/30/09		3,230,000	3,190,762
UDR, Inc. 5.5% 4/1/14		2,000,000	1,737,419
United Dominion Realty Trust, Inc. 6.05% 6/1/13		2,500,000	2,476,440
Ventas Realty LP:
6.625% 10/15/14		7,775,000	7,230,750
6.75% 6/1/10		2,400,000	2,376,000
8.75% 5/1/09		1,920,000	1,920,000
9% 5/1/12		6,900,000	7,193,250
			124,914,064
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		1,240,000	948,600
8.125% 6/1/12		1,000,000	850,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP:
5.2% 4/1/13		$ 1,900,000	$ 1,728,742
6.625% 3/15/12		3,000,000	2,892,978
First Industrial LP:
5.75% 1/15/16		1,000,000	816,458
7.375% 3/15/11		1,220,000	1,219,675
Post Apartment Homes LP 5.125% 10/12/11		3,000,000	2,920,305
			11,376,758
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 10.5% 6/1/14 (d)		4,750,000	3,776,250
TOTAL FINANCIALS			142,422,922
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,287,000
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,910,000	2,720,850
			4,007,850
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	1,864,304
TOTAL NONCONVERTIBLE BONDS			179,529,786
TOTAL CORPORATE BONDS (Cost $248,756,507)			209,303,119
U.S. Treasury Inflation Protected Obligations - 27.7%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		48,289,880	41,970,791
2% 1/15/26		118,479,316	108,890,292
2.375% 1/15/25		105,116,539	101,363,929
3.625% 4/15/28		31,410,225	35,913,131
3.875% 4/15/29		35,184,140	41,789,469
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13		20,810,000	19,639,374
0.875% 4/15/10		21,075,958	20,700,609
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation-Indexed Notes: - continued
1.375% 7/15/18		$ 25,496,750	$ 23,500,935
1.625% 1/15/15		51,276,800	49,866,865
1.625% 1/15/18		22,675,248	21,458,274
1.875% 7/15/13		86,071,268	85,829,306
1.875% 7/15/15		50,473,109	49,609,419
2% 4/15/12		75,486,670	75,681,105
2% 1/15/14		131,146,594	130,926,335
2% 7/15/14		79,804,332	79,589,542
2% 1/15/16		64,655,301	63,817,033
2.375% 4/15/11		61,162,152	61,850,364
2.375% 1/15/17		30,808,038	31,036,755
2.375% 1/15/27		163,037,225	156,783,525
2.5% 7/15/16		49,549,500	50,666,389
2.625% 7/15/17		88,073,790	90,629,269
3% 7/15/12		94,876,404	98,756,574
3.375% 1/15/12		53,840,638	56,479,989
3.5% 1/15/11		45,995,404	47,820,951
4.25% 1/15/10		2,350,315	2,502,004
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,573,468,632)			1,547,072,229
U.S. Government Agency - Mortgage Securities - 1.3%

Fannie Mae - 1.2%
4.702% 7/1/34 (f)		2,585,891	2,616,902
4.709% 7/1/35 (f)		25,333,418	25,349,251
4.751% 1/1/35 (f)		1,916,730	1,934,186
4.839% 7/1/35 (f)		12,183,722	12,215,680
4.842% 9/1/34 (f)		850,844	862,064
4.889% 7/1/34 (f)		3,371,078	3,415,630
4.918% 3/1/35 (f)		3,153,137	3,185,159
5.061% 9/1/34 (f)		1,963,038	1,985,271
5.062% 9/1/36 (f)		1,421,031	1,424,227
5.688% 1/1/36 (f)		10,920,864	11,070,415
6.398% 7/1/36 (f)		3,686,176	3,763,778
TOTAL FANNIE MAE			67,822,563
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Freddie Mac - 0.1%
5.926% 1/1/37 (f)		$ 4,543,069	$ 4,650,061
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $72,988,219)			72,472,624
Asset-Backed Securities - 1.0%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (d)		5,000,000	4,169,150
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 3.9069% 11/25/34 (f)		105,000	79,967
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (d)		3,005,000	2,520,294
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 3.55% 3/23/19 (d)(f)		3,157,798	2,510,635
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (d)		2,500,000	2,100,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 3.0675% 1/20/37 (d)(f)		2,500,000	1,650,000
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 4.9569% 12/25/46 (d)(f)		750,000	150,000
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	968,400
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,834,792
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (d)		181,452	5,444
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		2,140,000	1,776,200
Class B2, 5.1188% 12/28/35 (d)(f)		2,110,000	1,730,200
Class D, 9% 12/28/35 (d)		500,000	327,581
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		1,000,000	783,600
Fairfield Street Solar Corp. Series 2004-1A Class E1, 6.1744% 11/28/39 (d)(f)		850,000	224,652
Fremont Home Loan Trust Series 2006-A Class 2A2, 3.3069% 5/25/36 (f)		2,483,926	2,447,055
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 4.8569% 9/25/46 (d)(f)		750,000	277,500
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		750,000	75
JPMorgan Mortgage Acquisition Trust Series 2006-WF1 Class A1B, 3.3069% 7/25/36 (f)		547,418	544,681
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		$ 6,125,000	$ 1,529,511
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		624,362	6,244
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,900,000	1,482,000
Morgan Stanley Home Equity Loans Trust Series 2006-3 Class A2, 3.3169% 4/25/36 (f)		4,338,643	4,240,676
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 4.4844% 8/28/38 (d)(f)		4,090,000	3,353,800
Class C1B, 7.696% 8/28/38 (d)		1,189,000	803,873
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (d)		3,621,335	3,320,265
Residential Asset Mortgage Products, Inc.:
Series 2005-EFC4 Class A2, 3.4769% 9/25/35 (f)		5,270,309	5,029,029
Series 2005-EFC5 Class A2, 3.4769% 10/25/35 (f)		5,318,511	5,078,349
Residential Asset Securities Corp.:
Series 2003-KS10 Class MI3, 6.41% 12/25/33		586,567	316,218
Series 2005-AHL1 Class A2, 3.4769% 7/25/35 (f)		3,121,598	2,859,190
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 4.1188% 12/15/26 (d)(f)		1,500,000	495,000
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 5.4444% 2/5/36 (d)(f)		262,061	2,621
Wachovia Ltd./Wachovia LLC Series 2006-1A:
Class F, 4.3613% 9/25/26 (d)(f)		2,250,000	759,218
Class G, 4.5613% 9/25/26 (d)(f)		1,530,000	432,865
Class H, 4.8613% 9/25/26 (d)(f)		4,300,000	1,018,227
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 4.7613% 11/21/40 (d)(f)		1,500,000	495,000
TOTAL ASSET-BACKED SECURITIES (Cost $65,709,818)			55,322,312
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.3984% 11/25/33 (f)		496,946	460,494
Series 2004-D Class 2A1, 3.6137% 5/25/34 (f)		180,195	163,587
Series 2005-H Class 1A1, 4.9558% 9/25/35 (f)		170,940	156,482
Chase Mortgage Finance Trust:
Series 2007-A1 Class 2A1, 4.136% 2/25/37 (f)		4,358,331	3,998,548
Series 2007-A2 Class 2A1, 4.4226% 7/25/37 (f)		703,574	646,303
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		$ 414,656	$ 6,543
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(f)		141,869	21,898
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7104% 1/25/19 (d)(f)		91,945	40,704
Class B4, 4.7104% 1/25/19 (d)(f)		183,890	119,538
Diversified REIT Trust Series 1999-1A Class G, 6.78% 3/18/11 (d)(f)		1,500,000	1,488,604
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.9058% 11/25/33 (f)		2,408,519	2,212,421
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 2.9875% 6/15/22 (d)(f)		5,497,954	4,783,220
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		1,935,000	1,705,628
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 4.7375% 12/15/37 (d)(f)		471,777	137,617
Series 2006-B Class B6, 4.1875% 7/15/38 (d)(f)		967,950	258,443
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 5.5881% 9/10/37 (d)(f)		143,326	64,855
Series 2005-D Class B7, 6.7375% 12/15/37 (d)(f)		283,066	89,590
Series 2006-A Class B7, 5.9875% 3/15/38 (d)(f)		723,763	194,475
Series 2006-B Class B7, 6.3375% 7/15/38 (d)(f)		967,950	265,799
Series 2007-A Class BB, 5.8375% 2/15/39 (d)(f)		791,698	83,128
SBA CMBS Trust Series 2006-1A:
Class E, 6.174% 11/15/36 (d)		96,000	64,476
Class G, 6.904% 11/15/36 (d)		76,000	69,276
Class H, 7.389% 11/15/36 (d)		37,000	22,089
Wells Fargo Mortgage Backed Securities Trust Series 2004-W Class A9, 4.549% 11/25/34 (f)		9,295,000	7,421,100
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,769,599)			24,474,818
Commercial Mortgage Securities - 1.1%

Asset Securitization Corp. Series 1997-MD7 Class A4, 8.1667% 1/13/30 (f)		499,608	506,674
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 4.4875% 3/15/22 (d)(f)		800,000	656,240
Banc of America Mortgage Securities, Inc. Series 2003-K Class 2A2, 4.4768% 12/25/33 (f)		2,707,200	2,708,479
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)	CAD	$ 1,605,000	$ 721,496
Class G, 5.01% 5/15/44 (f)	CAD	351,000	139,925
Class H, 5.01% 5/15/44 (f)	CAD	235,000	86,995
Class J, 5.01% 5/15/44 (f)	CAD	235,000	78,188
Class K, 5.01% 5/15/44 (f)	CAD	118,000	33,748
Class L, 5.01% 5/15/44 (f)	CAD	421,000	109,490
Class M, 5.01% 5/15/44 (f)	CAD	1,927,737	433,922
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,592,000
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 3.9645% 5/15/23 (d)(f)		3,757,000	2,892,890
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		500,657	472,132
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A Class D, 5.7724% 11/15/36 (d)		2,500,000	2,287,075
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,558,500
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		4,635,000	3,780,052
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.3918% 12/10/35 (d)(f)		1,207,000	1,160,501
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (d)		1,000,000	964,640
Class E, 5.587% 12/15/14 (d)		1,710,000	1,637,386
Class F, 6.376% 12/15/14 (d)		800,000	761,624
Global Signal Trust III Series 2006-1:
Class E, 6.495% 2/15/36 (d)		1,265,000	1,166,001
Class F, 7.036% 2/15/36		1,115,000	1,018,820
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		3,000,000	2,535,060
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class E, 7.624% 4/15/29 (f)		66,808	66,808
Class G, 6.75% 4/15/29 (f)		1,000,000	920,000
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		2,500,000	2,147,629
Series 1999-C3 Class J, 6.974% 8/15/36 (d)		2,720,000	2,567,587
Series 2000-C1:
Class H, 7% 3/15/33 (d)		1,190,000	1,140,507
Class K, 7% 3/15/33 (d)		1,000,000	913,468
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class H, 5.903% 1/11/35 (d)		1,000,000	860,898
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 3.7869% 3/1/20 (d)(f)		$ 2,800,000	$ 2,653,812
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB4:
Class E, 6.9549% 5/12/34 (d)(f)		2,000,000	1,954,666
Class F, 7.3469% 5/12/34 (d)(f)		1,700,000	1,583,890
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		1,503,312	1,487,051
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (d)		1,350,000	1,296,000
Class I11, 7.72% 2/26/28 (d)		751,000	705,940
Class I12, 7.72% 2/26/28 (d)		750,000	693,750
Class I9, 7.72% 2/26/28 (d)		1,149,200	1,103,232
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		600,000	442,413
Class F, 10.813% 5/20/44 (d)		400,000	313,622
Morgan Stanley Capital I Trust:
sequential payer Series 2004-RR2 Class A2, 5.45% 10/28/33 (d)		1,298,939	1,215,472
Series 2005-HQ7 Class E, 5.3785% 11/14/42 (f)		1,250,000	899,250
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		1,150,000	793,500
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,528,220
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 3.0625% 9/15/09 (d)(f)		1,800,000	1,548,000
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 2.5969% 7/15/42 (f)		4,112,437	4,016,215
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 8.7113% 9/25/26 (d)(f)		3,000,000	1,050,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $66,893,121)			59,203,768
Common Stocks - 13.3%
	Shares
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Gaylord Entertainment Co. (a)	123,100	3,615,447
Marriott International, Inc. Class A	233,600	6,094,624
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Red Lion Hotels Corp. (a)	76,600	$ 614,332
Starwood Hotels & Resorts Worldwide, Inc.	153,690	4,324,837
		14,649,240
Household Durables - 0.0%
Centex Corp.	40,300	652,860
Pulte Homes, Inc.	94,600	1,321,562
		1,974,422
TOTAL CONSUMER DISCRETIONARY		16,623,662
FINANCIALS - 12.6%
Capital Markets - 0.0%
W.P. Carey & Co. LLC	31,700	827,370
Real Estate Investment Trusts - 12.3%
Acadia Realty Trust (SBI)	123,600	3,124,608
Alexandria Real Estate Equities, Inc.	195,900	22,038,750
AMB Property Corp. (SBI)	75,100	3,402,030
American Campus Communities, Inc.	441,900	14,971,572
Annaly Capital Management, Inc.	622,800	8,376,660
Anworth Mortgage Asset Corp.	102,400	606,208
Apartment Investment & Management Co. Class A	638,527	22,361,216
AvalonBay Communities, Inc.	116,100	11,426,562
Boston Properties, Inc.	205,900	19,284,594
BRE Properties, Inc.	60,900	2,984,100
Camden Property Trust (SBI)	339,943	15,589,786
CapLease, Inc.	217,300	1,723,189
Cedar Shopping Centers, Inc.	360,740	4,768,983
Corporate Office Properties Trust (SBI)	483,718	19,518,021
Cypress Sharpridge Investments, Inc. (d)	270,416	4,177,927
Cypress Sharpridge Investments, Inc. warrants 4/30/11 (a)(d)	60,000	1
DCT Industrial Trust, Inc.	23,600	176,764
Developers Diversified Realty Corp.	688,500	21,818,565
DiamondRock Hospitality Co.	36,000	327,600
Digital Realty Trust, Inc.	430,200	20,326,950
Equity Lifestyle Properties, Inc.	50,800	2,693,924
Equity Residential (SBI)	436,800	19,398,288
Essex Property Trust, Inc.	61,600	7,289,128
Federal Realty Investment Trust (SBI)	23,300	1,994,480
General Growth Properties, Inc.	1,161,800	17,543,180
Hatteras Financial Corp.	25,300	586,960
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc.	377,300	$ 15,141,049
Healthcare Realty Trust, Inc.	621,491	18,116,463
Highwoods Properties, Inc. (SBI)	821,800	29,223,208
Home Properties, Inc.	373,000	21,615,350
Host Hotels & Resorts, Inc.	480,547	6,386,470
Inland Real Estate Corp.	990,694	15,543,989
iStar Financial, Inc.	297,200	772,720
Kilroy Realty Corp.	243,300	11,627,307
Kimco Realty Corp.	321,420	11,873,255
LaSalle Hotel Properties (SBI)	638,080	14,880,026
Liberty Property Trust (SBI)	71,600	2,695,740
MFA Mortgage Investments, Inc.	1,967,446	12,788,399
National Retail Properties, Inc.	52,200	1,250,190
Nationwide Health Properties, Inc.	91,300	3,284,974
Pennsylvania Real Estate Investment Trust (SBI)	410,500	7,737,925
Potlatch Corp.	5,500	255,145
ProLogis Trust	1,178,245	48,626,171
Public Storage	455,100	45,059,451
Regency Centers Corp.	95,500	6,368,895
Simon Property Group, Inc.	517,350	50,182,950
SL Green Realty Corp.	381,100	24,695,280
Tanger Factory Outlet Centers, Inc.	188,200	8,241,278
Taubman Centers, Inc.	75,600	3,780,000
U-Store-It Trust	560,300	6,874,881
UDR, Inc.	251,300	6,571,495
Ventas, Inc.	658,000	32,518,360
Vornado Realty Trust	360,100	32,751,095
		685,372,112
Real Estate Management & Development - 0.3%
Brookfield Properties Corp.	783,900	12,416,979
CB Richard Ellis Group, Inc. Class A (a)	194,800	2,604,476
Jones Lang LaSalle, Inc.	49,500	2,152,260
Meruelo Maddux Properties, Inc. (a)	1,553,120	1,894,806
Norwegian Property ASA	302,300	526,358
		19,594,879
TOTAL FINANCIALS		705,794,361
Common Stocks - continued
	Shares	Value
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc.	207,191	$ 4,556,130
Capital Senior Living Corp. (a)	213,200	1,620,320
Emeritus Corp. (a)	528,541	13,160,671
Sun Healthcare Group, Inc. (a)	122,000	1,788,520
		21,125,641
TOTAL COMMON STOCKS (Cost $781,066,128)		743,543,664
Preferred Stocks - 1.4%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
HRPT Properties Trust 6.50%	120,000	1,758,000
Lexington Corporate Properties Trust Series C 6.50%	33,800	1,133,990
		2,891,990
Nonconvertible Preferred Stocks - 1.4%
FINANCIALS - 1.4%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50% (a)	1,700	17,000
Red Lion Hotels Capital Trust 9.50%	138,465	2,880,072
W2007 Grace Acquisition I, Inc. Series B, 8.75%	7,600	59,613
		2,956,685
Insurance - 0.0%
Hilltop Holdings, Inc. Series A, 8.25%	71,695	1,272,586
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series C, 8.375% (a)	52,200	1,192,770
AMB Property Corp. Series O, 7.00%	1,000	18,400
American Home Mortgage Investment Corp.:
Series A, 9.375% (b)	81,500	408
Series B, 9.25% (b)	233,544	47
Annaly Capital Management, Inc. Series A, 7.875%	205,500	3,955,875
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	4,233,600
Apartment Investment & Management Co.:
Series G, 9.375%	67,500	1,451,250
Series T, 8.00%	80,000	1,420,000
Ashford Hospitality Trust, Inc. Series A, 8.55% (a)	10,000	115,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc. Series H, 8.70%	5,550	$ 138,917
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	356,600
CapLease, Inc. Series A, 8.125%	20,000	348,800
Cedar Shopping Centers, Inc. 8.875%	15,000	330,000
CenterPoint Properties Trust Series D, 5.377%	5,280	3,009,600
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	1,700,500
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,432,800
Series B, 7.50%	43,159	733,703
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	658,041
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	1,687,500
Series B, 7.875%	36,100	693,120
Duke Realty LP 8.375%	140,000	2,588,600
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	142,600
Equity Residential (depositary shares) Series N, 6.48%	21,200	401,104
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	440,000
First Industrial Realty Trust, Inc. Series J, 7.25%	40,000	660,000
Glimcher Realty Trust Series F, 8.75%	30,000	347,400
Health Care REIT, Inc. Series F, 7.625%	50,000	1,062,500
Hersha Hospitality Trust Series A, 8.00%	40,000	620,000
HomeBanc Mortgage Corp. Series A, 10.00% (b)	213,315	1,280
Hospitality Properties Trust:
Series B, 8.875%	259,125	4,146,000
Series C, 7.00%	101,000	1,206,950
HRPT Properties Trust Series B, 8.75%	11,666	199,489
Innkeepers USA Trust Series C, 8.00%	198,000	1,188,000
Kimco Realty Corp. Series G, 7.75%	166,000	3,388,060
LaSalle Hotel Properties:
Series B, 8.375%	6,300	118,125
Series E, 8.00%	91,400	1,576,650
Series G, 7.25%	87,640	1,191,904
LBA Realty Fund II Series B, 7.625%	146,695	2,053,730
Lexington Corporate Properties Trust Series B, 8.05%	59,400	896,940
Lexington Realty Trust 7.55%	32,300	427,975
LTC Properties, Inc. Series F, 8.00%	95,800	2,002,220
MFA Mortgage Investments, Inc. Series A, 8.50%	371,100	7,162,230
Mid-America Apartment Communities, Inc. Series H, 8.30%	60,100	1,262,100
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Newcastle Investment Corp.:
Series B, 9.75%	198,400	$ 1,609,024
Series D, 8.375%	71,300	490,544
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	1,752,000
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	273,790
Series P, 6.70%	65,000	1,056,250
Public Storage:
Series I, 7.25%	31,655	613,474
Series K, 7.25%	80,000	1,492,000
Series N, 7.00%	40,000	757,200
Realty Income Corp.:
6.75%	4,500	84,375
8.25%	100	2,491
Regency Centers Corp. 7.25%	31,125	568,343
Saul Centers, Inc.:
8.00%	45,000	1,012,500
Series B (depositary shares) 9.00%	20,000	430,000
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	1,560,000
Series C, 8.25%	60,000	750,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	659,700
Taubman Centers, Inc. Series G, 8.00%	20,000	430,000
Vornado Realty Trust 6.625%	40,000	660,000
Weingarten Realty Investors (SBI) Series F, 6.50%	110,950	1,997,100
		72,759,579
Thrifts & Mortgage Finance - 0.0%
Fannie Mae Series S, 8.25%	79,836	174,042
Freddie Mac Series Z, 8.375%	73,170	115,609
		289,651
TOTAL FINANCIALS		77,278,501
TOTAL PREFERRED STOCKS (Cost $130,115,993)		80,170,491
Floating Rate Loans - 0.4%
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 6.96% 10/23/08 (f)	$ 1,307,685	$ 1,046,148
Household Durables - 0.1%
TOUSA, Inc. Tranche 1, term loan 9% 7/31/12 (f)	2,985,000	2,447,700
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 4.81% 10/27/13 (f)	503,470	443,054
Toys 'R' US, Inc. term loan 5.4863% 12/8/09 (f)	8,000,000	6,960,000
		7,403,054
TOTAL CONSUMER DISCRETIONARY		10,896,902
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
LandSource Holding Co. LLC term loan 8.5% 5/31/09 (f)	3,527,304	1,992,927
Real Estate Investment Trusts - 0.0%
General Growth Properties, Inc. Tranche A1, term loan 3.64% 2/24/10 (f)	1,322,105	1,031,242
Spirit Finance Corp. term loan 5.8006% 8/1/13 (f)	1,000,000	660,000
		1,691,242
Real Estate Management & Development - 0.1%
MDS Realty Holdings LLC:
Tranche M1, term loan 4.7369% 1/1/09 (f)	197,505	190,987
Tranche M3, term loan 5.9869% 1/1/09 (f)	158,003	150,103
Realogy Corp.:
Credit-Linked Deposit 5.4625% 10/10/13 (f)	628,409	458,739
Tranche B, term loan 5.5697% 10/10/13 (f)	2,334,091	1,703,886
Tishman Speyer Properties term loan 4.24% 12/27/12 (f)	460,000	363,400
		2,867,115
TOTAL FINANCIALS		6,551,284
Floating Rate Loans - continued
	Principal Amount (c)	Value
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc. Tranche B, term loan 6.0119% 11/17/13 (f)	$ 1,974,874	$ 1,732,952
Skilled Healthcare Group, Inc. Tranche 1, term loan 5% 6/15/12 (f)	977,273	899,091
		2,632,043
TOTAL FLOATING RATE LOANS (Cost $24,936,562)		20,080,229
Commodity-Linked Notes - 6.5%

Deutsche Bank AG London branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 8/18/09 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	20,000,000	18,350,000
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 9/2/09 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	8,000,000	8,000,000
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 8/13/09 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	13,500,000	12,262,050
Medium Term Note, one-month U.S. dollar LIBOR minus .20% due 8/6/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	10,000,000	7,547,000
JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 1/15/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	7,600,000	4,753,659
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/26/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	4,375,000	2,926,468
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/14/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	8,000,000	4,564,003
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/10/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	5,550,000	4,526,281
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/12/2009:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	$ 10,000,000	$ 9,083,164
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	13,500,000	11,653,938
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/25/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	7,100,000	5,464,451
Merrill Lynch & Co., Inc.:
Medium Term Note, one-month U.S. dollar LIBOR due 1/27/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	5,000,000	2,802,818
Medium Term Note, one-month U.S. dollar LIBOR minus .05% due 11/25/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	5,000,000	4,088,531
Medium Term Note, one-month U.S. dollar LIBOR plus .25% due 7/20/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	33,990,000	22,750,114
Medium Term Note, one-month U.S. dollar LIBOR plus .25% due 8/20/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	18,430,000	15,842,488
Medium Term Note, one-month U.S. dollar LIBOR plus .25% due 8/24/2009:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	27,000,000	24,528,758
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	5,500,000	4,748,535
Medium Term Note, one-month U.S. dollar LIBOR plus .25% due 8/26/2009:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	5,000,000	5,033,653
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	11,800,000	9,084,479
Medium Term Note, one-month U.S. dollar LIBOR plus .25% due 9/1/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	8,330,000	8,330,000
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Morgan Stanley:
Note, one-month U.S. dollar LIBOR minus .05% due 6/22/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	$ 10,180,000	$ 6,811,564
Note, one-month U.S. dollar LIBOR minus .05% due 7/14/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	17,500,000	10,007,836
Note, one-month U.S. dollar LIBOR minus .05% due 7/23/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	16,670,000	10,127,278
Note, one-month U.S. dollar LIBOR minus .05% due 8/18/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	19,000,000	15,497,095
Note, one-month U.S. dollar LIBOR minus .05% due 8/26/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	12,500,000	11,327,287
Note, one-month U.S. dollar LIBOR minus .05% due 9/1/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	10,000,000	10,000,000
Note, one-month U.S. dollar LIBOR minus .10% due 1/19/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	29,000,000	18,655,973
Note, one-month U.S. dollar LIBOR minus .10% due 1/21/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	20,000,000	12,224,818
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 6/5/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	23,890,000	15,982,149
Note, one-month U.S. dollar LIBOR due 8/12/2009:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	10,000,000	8,155,824
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	7,500,000	6,474,387
Note, one-month U.S. dollar LIBOR due 8/25/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	13,250,000	12,158,339
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Societe Generale Commodities Products, LLC: - continued
Note, one-month U.S. dollar LIBOR due 8/28/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	$ 8,000,000	$ 8,000,000
Note, one-month U.S. dollar LIBOR minus .08% due 11/17/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	21,500,000	17,559,833
UBS AG Jersey Branch:
Note, one-month U.S. dollar LIBOR minus .06% due 12/03/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	10,000,000	7,678,100
Note, one-month U.S. dollar LIBOR minus .06% due 8/13/2009:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	5,900,000	4,523,329
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(f)	5,000,000	4,078,300
TOTAL COMMODITY-LINKED NOTES (Cost $467,565,000)		365,602,502
Fixed-Income Funds - 24.0%
	Shares
Fidelity Floating Rate Central Fund (g) (Cost $1,527,557,220)	15,834,267	1,342,745,842
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (d)	$ 1,200,000	1,031
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	500,000	251,555
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)	1,650,000	165
Preferred Securities - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)	$ 2,250,000	$ 0
Kent Funding III Ltd. 11/5/47 (a)(d)	2,200,000	22,000
		274,751
TOTAL PREFERRED SECURITIES (Cost $7,435,007)		274,751
Cash Equivalents - 18.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 9/30/08 due 10/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $1,055,113,000)	$ 1,055,117,879	1,055,113,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $6,052,374,806)		5,575,379,349
NET OTHER ASSETS - 0.3%		18,868,247
NET ASSETS - 100%		$ 5,594,247,596
Swap Agreements
	Expiration Date	Notional Amount
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 30.5 basis points with Goldman Sachs	April 2010	$ 20,000,000	1,274,043
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.75 basis points with UBS	April 2010	50,000,000	6,024,825
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2010	$ 20,000,000	$ 1,386,251
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 31 basis points with Deutsche Bank	Jan. 2010	8,000,000	256,000
		$ 98,000,000	$ 8,941,119
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $483,468,130 or 8.6% of net assets.

(e) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,055,113,000 due 10/01/08 at 0.17%
BNP Paribas Securities Corp.	$ 778,878,572
Barclays Capital, Inc.	75,863,151
ING Financial Markets LLC	200,371,277
$ 1,055,113,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 86,954,566
Fidelity Ultra-Short Central Fund	20,205,950
Total	$ 107,160,516
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,018,434,899	$ 577,930,480	$ 89,778,434	$ 1,342,745,842	53.0%
Fidelity Ultra- Short Central Fund	895,447,227	20,993,399	799,031,584	-	0.0%
Total	$ 1,913,882,126	$ 598,923,879	$ 888,810,018	$ 1,342,745,842
Income Tax Information
At September 30, 2008, the fund had a capital loss carryforward of approximately $1,179,367 all of which will expire on September 30, 2016.
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $339,396,283 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008

Assets
Investment in securities, at value (including repurchase agreements of $1,055,113,000) - See accompanying schedule: Unaffiliated issuers (cost $4,524,817,586)	$ 4,232,633,507
Fidelity Central Funds (cost $1,527,557,220)	1,342,745,842
Total Investments (cost $6,052,374,806)		$ 5,575,379,349
Foreign currency held at value (cost $23,356)		23,356
Receivable for investments sold		38,736,277
Receivable for fund shares sold		4,835,963
Dividends receivable		3,613,113
Interest receivable		15,863,984
Distributions receivable from Fidelity Central Funds		7,347,354
Unrealized appreciation on swap agreements		8,941,119
Prepaid expenses		2,635
Other receivables		3,925
Total assets		5,654,747,075

Liabilities
Payable to custodian bank	$ 144,385
Payable for investments purchased	48,764,170
Payable for fund shares redeemed	7,811,209
Accrued management fee	2,740,032
Distribution fees payable	81,558
Other affiliated payables	804,759
Other payables and accrued expenses	153,366
Total liabilities		60,499,479

Net Assets		$ 5,594,247,596
Net Assets consist of:
Paid in capital		$ 6,046,833,652
Undistributed net investment income		96,453,823
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(80,967,607)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(468,072,272)
Net Assets		$ 5,594,247,596

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($125,074,190 ÷ 13,368,885 shares)	$ 9.36

Maximum offering price per share (100/96.00 of $9.36)	$ 9.75
Class T: Net Asset Value and redemption price per share ($27,404,771 ÷ 2,926,639 shares)	$ 9.36

Maximum offering price per share (100/96.00 of $9.36)	$ 9.75
Class B: Net Asset Value and offering price per share ($8,846,569 ÷ 947,617 shares)A	$ 9.34

Class C: Net Asset Value and offering price per share ($50,836,696 ÷ 5,460,942 shares)A	$ 9.31

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($4,868,074,304 ÷ 518,694,279 shares)	$ 9.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($514,011,066 ÷ 54,836,664 shares)	$ 9.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2008

Investment Income
Dividends		$ 27,533,785
Interest		170,102,062
Income from Fidelity Central Funds		107,160,516
Total income		304,796,363

Expenses
Management fee	$ 31,733,835
Transfer agent fees	7,607,617
Distribution fees	619,993
Accounting fees and expenses	1,391,730
Custodian fees and expenses	75,949
Independent trustees' compensation	22,354
Registration fees	184,416
Audit	169,056
Legal	36,247
Miscellaneous	29,867
Total expenses before reductions	41,871,064
Expense reductions	(276,584)	41,594,480
Net investment income		263,201,883
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	107,770,084
Fidelity Central Funds	(167,361,000)
Foreign currency transactions	(25,977)
Swap agreements	1,197,677
Total net realized gain (loss)		(58,419,216)
Change in net unrealized appreciation (depreciation) on: Investment securities	(449,701,524)
Assets and liabilities in foreign currencies	(2,486)
Swap agreements	5,500,418
Total change in net unrealized appreciation (depreciation)		(444,203,592)
Net gain (loss)		(502,622,808)
Net increase (decrease) in net assets resulting from operations		$ (239,420,925)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2008	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 263,201,883	$ 193,849,132
Net realized gain (loss)	(58,419,216)	10,736,125
Change in net unrealized appreciation (depreciation)	(444,203,592)	5,182,233
Net increase (decrease) in net assets resulting from operations	(239,420,925)	209,767,490
Distributions to shareholders from net investment income	(234,930,280)	(154,695,840)
Distributions to shareholders from net realized gain	(35,964,382)	-
Total distributions	(270,894,662)	(154,695,840)
Share transactions - net increase (decrease)	1,493,840,575	1,662,415,864
Redemption fees	277,199	56,510
Total increase (decrease) in net assets	983,802,187	1,717,544,024

Net Assets
Beginning of period	4,610,445,409	2,892,901,385
End of period (including undistributed net investment income of $96,453,823 and undistributed net investment income of $69,659,943, respectively)	$ 5,594,247,596	$ 4,610,445,409

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.444	.473	.524	.031
Net realized and unrealized gain (loss)	(.820)	.077	(.329)	.119
Total from investment operations	(.376)	.550	.195	.150
Distributions from net investment income	(.424)	(.400)	(.266)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.494)	(.400)	(.266)	-
Redemption fees added to paid in capital E	- J	- J	.001	- J
Net asset value, end of period	$ 9.36	$ 10.23	$ 10.08	$ 10.15
Total Return B, C, D	(3.96)%	5.55%	1.96%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.01%	1.01%	1.02%	4.71% A
Expenses net of fee waivers, if any	1.01%	1.01%	1.00%	1.00%A
Expenses net of all reductions	1.01%	1.01%	.99%	1.00%A
Net investment income	4.43%	4.66%	5.24%	4.28%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 125,074	$ 25,406	$ 13,335	$ 3,405
Portfolio turnover rate G	40%	19%	11%	78%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.449	.476	.517	.030
Net realized and unrealized gain (loss)	(.843)	.082	(.325)	.120
Total from investment operations	(.394)	.558	.192	.150
Distributions from net investment income	(.417)	(.398)	(.263)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.487)	(.398)	(.263)	-
Redemption fees added to paid in capital E	.001	- J	.001	- J
Net asset value, end of period	$ 9.36	$ 10.24	$ 10.08	$ 10.15
Total Return B, C, D	(4.12)%	5.64%	1.93%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.01%	1.00%	1.05%	4.81% A
Expenses net of fee waivers, if any	1.01%	1.00%	1.05%	1.10%A
Expenses net of all reductions	1.01%	1.00%	1.05%	1.10%A
Net investment income	4.42%	4.67%	5.19%	4.18%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,405	$ 27,709	$ 22,825	$ 3,284
Portfolio turnover rate G	40%	19%	11%	78%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2008

2007

2006

2005H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.06	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.376	.405	.450	.025
Net realized and unrealized gain (loss)	(.824)	.072	(.318)	.115
Total from investment operations	(.448)	.477	.132	.140
Distributions from net investment income	(.353)	(.327)	(.213)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.423)	(.327)	(.213)	-
Redemption fees added to paid in capitalE	.001	-J	.001	-J
Net asset value, end of period	$ 9.34	$ 10.21	$ 10.06	$ 10.14
Total ReturnB, C, D	(4.63)%	4.81%	1.33%	1.40%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.71%	1.69%	1.74%	5.47%A
Expenses net of fee waivers, if any	1.71%	1.69%	1.74%	1.75%A
Expenses net of all reductions	1.71%	1.69%	1.73%	1.75%A
Net investment income	3.72%	3.98%	4.49%	3.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,847	$ 6,828	$ 6,002	$ 3,253
Portfolio turnover rateG	40%	19%	11%	78%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,

2008

2007

2006

2005H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.04	$ 10.14	$ 10.00
Income from Investment Operations
Net investment incomeE	.366	.392	.437	.024
Net realized and unrealized gain (loss)	(.826)	.080	(.323)	.116
Total from investment operations	(.460)	.472	.114	.140
Distributions from net investment income	(.350)	(.322)	(.215)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.420)	(.322)	(.215)	-
Redemption fees added to paid in capitalE	- J	- J	.001	- J
Net asset value, end of period	$ 9.31	$ 10.19	$ 10.04	$ 10.14
Total ReturnB, C, D	(4.77)%	4.77%	1.15%	1.40%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.80%	1.81%	1.86%	5.56% A
Expenses net of fee waivers, if any	1.80%	1.81%	1.85%	1.85% A
Expenses net of all reductions	1.80%	1.81%	1.84%	1.85% A
Net investment income	3.63%	3.86%	4.39%	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,837	$ 24,175	$ 16,528	$ 3,467
Portfolio turnover rateG	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.10	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.479	.504	.544	.028
Net realized and unrealized gain (loss)	(.834)	.079	(.317)	.122
Total from investment operations	(.355)	.583	.227	.150
Distributions from net investment income	(.446)	(.423)	(.278)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.516)	(.423)	(.278)	-
Redemption fees added to paid in capital D	.001	- I	.001	- I
Net asset value, end of period	$ 9.39	$ 10.26	$ 10.10	$ 10.15
Total Return B, C	(3.73)%	5.89%	2.28%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.73%	.74%	.80%	4.41% A
Expenses net of fee waivers, if any	.73%	.74%	.80%	.85% A
Expenses net of all reductions	.73%	.73%	.79%	.85% A
Net investment income	4.70%	4.94%	5.45%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,868,074	$ 4,214,434	$ 2,694,765	$ 21,867
Portfolio turnover rate F	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.25	$ 10.09	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.475	.500	.540	.032
Net realized and unrealized gain (loss)	(.841)	.081	(.321)	.118
Total from investment operations	(.366)	.581	.219	.150
Distributions from net investment income	(.445)	(.421)	(.280)	-
Distributions from net realized gain	(.070)	-	-	-
Total distributions	(.515)	(.421)	(.280)	-
Redemption fees added to paid in capital D	.001	- I	.001	- I
Net asset value, end of period	$ 9.37	$ 10.25	$ 10.09	$ 10.15
Total Return B, C	(3.85)%	5.87%	2.20%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.75%	.76%	.82%	4.55% A
Expenses net of fee waivers, if any	.75%	.76%	.82%	.85% A
Expenses net of all reductions	.75%	.75%	.82%	.85% A
Net investment income	4.68%	4.92%	5.46%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 514,011	$ 311,894	$ 139,446	$ 3,248
Portfolio turnover rate F	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2008

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Real Return and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Indexed securities are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), income recognized on commodity-linked notes, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 71,617,517
Unrealized depreciation	(549,937,187)
Net unrealized appreciation (depreciation)	(478,319,670)
Undistributed ordinary income	366,299,811
Undistributed long-term capital gain	-
Capital loss carryforward	(1,179,367)
Cost for federal income tax purposes	$ 6,053,699,019

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	September 30, 2008	September 30, 2007
Ordinary Income	$ 265,756,893	$ 154,695,840
Long-term Capital Gains	5,137,769	-
Total	$ 270,894,662	$ 154,695,840

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts'

Annual Report

4. Operating Policies - continued

Swap Agreements - continued

terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities(including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,655,057,791 and $1,360,419,297, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 144,134	$ 11,898
Class T	0%	.25%	66,655	-
Class B	.65%	.25%	68,598	57,393
Class C	.75%	.25%	340,606	129,952
			$ 619,993	$ 199,243

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 65,006
Class T	11,227
Class B*	4,834
Class C*	10,330
$ 91,397

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Strategic Real Return. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 91,343.16
Class T	42,798.16
Class B	16,432.22
Class C	68,104.20
Strategic Real Return	6,673,823.13
Institutional Class	715,117.16
	$ 7,607,617

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,978 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $9,949 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,965 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $23,158. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Strategic Real Return	$ 237,858
Institutional Class	12,603
$ 250,461

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

9. Other - continued

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 16% and 16%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds and the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 63% of the total outstanding shares of the Fund.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2008	2007
From net investment income
Class A	$ 1,966,955	$ 674,103
Class T	1,101,739	1,077,399
Class B	256,053	206,126
Class C	1,086,390	630,103
Strategic Real Return	211,830,750	143,056,854
Institutional Class	18,688,393	9,051,255
Total	$ 234,930,280	$ 154,695,840
From net realized gain
Class A	$ 209,617	$ -
Class T	175,882	-
Class B	46,275	-
Class C	174,156	-
Strategic Real Return	32,442,296	-
Institutional Class	2,916,156	-
Total	$ 35,964,382	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2008	2007	2008	2007
Class A
Shares sold	13,292,891	1,427,519	$ 135,382,589	$ 14,527,296
Reinvestment of distributions	192,121	58,083	1,958,121	588,755
Shares redeemed	(2,598,508)	(325,840)	(26,053,450)	(3,306,878)
Net increase (decrease)	10,886,504	1,159,762	$ 111,287,260	$ 11,809,173

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2008	2007	2008	2007
Class T
Shares sold	1,421,715	1,276,798	$ 14,529,608	$ 13,058,673
Reinvestment of distributions	120,240	102,719	1,218,028	1,040,978
Shares redeemed	(1,322,360)	(937,075)	(13,409,762)	(9,489,158)
Net increase (decrease)	219,595	442,442	$ 2,337,874	$ 4,610,493
Class B
Shares sold	593,734	156,686	$ 6,017,378	$ 1,592,804
Reinvestment of distributions	26,452	18,339	267,760	185,609
Shares redeemed	(341,147)	(103,224)	(3,436,183)	(1,044,310)
Net increase (decrease)	279,039	71,801	$ 2,848,955	$ 734,103
Class C
Shares sold	4,259,788	1,060,968	$ 43,429,512	$ 10,794,640
Reinvestment of distributions	105,588	53,952	1,068,309	545,361
Shares redeemed	(1,276,629)	(388,639)	(12,928,185)	(3,949,274)
Net increase (decrease)	3,088,747	726,281	$ 31,569,636	$ 7,390,727
Strategic Real Return
Shares sold	155,667,011	155,158,437	$ 1,583,554,690	$ 1,582,299,618
Reinvestment of distributions	23,824,789	13,907,648	241,720,730	141,217,832
Shares redeemed	(71,620,041)	(25,104,410)	(727,367,628)	(255,135,649)
Net increase (decrease)	107,871,759	143,961,675	$ 1,097,907,792	$ 1,468,381,801
Institutional Class
Shares sold	30,736,939	17,842,371	$ 312,089,340	$ 182,066,109
Reinvestment of distributions	2,091,534	876,168	21,209,226	8,891,699
Shares redeemed	(8,428,502)	(2,104,850)	(85,409,508)	(21,468,241)
Net increase (decrease)	24,399,971	16,613,689	$ 247,889,058	$ 169,489,567

12. Credit Risk

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of September 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the period presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the period presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 26, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 379 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of the Fidelity Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Ren Y. Cheng (51)

 Year of Election or Appointment: 2007

Vice President of Asset Allocation Funds. Mr. Cheng also serves as Group Chief Investment Officer, Asset Allocation of FMR. Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed-Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering Officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed-Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

A total of 25.53% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $221,686,378 of distributions paid during the period January 1, 2008 to September 30, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2007, the total returns of Fidelity Strategic Real Return (retail class) and Class C of the fund, the total return of a proprietary custom index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Strategic Real Return (retail class) and Class C show the performance of the highest and lowest performing classes, respectively. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's unmanaged indexes.

Annual Report

Fidelity Strategic Real Return Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Strategic Real Return (retail class) of the fund was in the third quartile for the period shown. The Board noted that FMR does not consider that peer group to be a particularly meaningful comparison for the fund, however, because, unlike most of its peers, the fund seeks to achieve its investment objective by allocating its assets among four investment categories. The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Real Return Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Annual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class T, Institutional Class, and Fidelity Strategic Real Return (retail class) ranked below its competitive median for 2007, and the total expenses of Class C ranked above its competitive median for 2007. The Board considered that the total expenses of Class C were above the median primarily due to higher transfer agent fees. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Geode Capital Management, LLC

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

ARRSI-UANN-1108
1.814967.103

Item 2. Code of Ethics

As of the end of the period, September 30, 2008, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Strategic Real Return Fund (the "Fund"):

Services Billed by Deloitte Entities

September 30, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Real Return Fund	$148,000	$-	$4,500	$-

September 30, 2007 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Real Return Fund	$149,000	$-	$4,200	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	September 30, 2008A	September 30, 2007A
Audit-Related Fees	$410,000	$-
Tax Fees	$-	$-
All Other Fees	$-	$-B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	September 30, 2008 A	September 30, 2007 A
Deloitte Entities	$885,000	$590,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The Fidelity fund's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 5, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 5, 2008